UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 11.7%
	Distributors — 0.7%
631	Genuine Parts Co.	55,307

	Hotels, Restaurants & Leisure — 2.2%
654	Brinker International, Inc.	33,199
1,634	Dunkin’ Brands Group, Inc.	73,221
795	Wyndham Worldwide Corp.	64,593

		171,013

	Media — 3.6%
1,362	Cinemark Holdings, Inc.	46,351
491	Comcast Corp., Class A	26,287
975	Omnicom Group, Inc.	67,162
230	Time Warner Cable, Inc.	32,975
1,145	Time Warner, Inc.	86,117
1,045	Time, Inc. (a)	24,490

		283,382

	Multiline Retail — 0.6%
764	Macy’s, Inc.	44,431

	Specialty Retail — 4.2%
1,864	Gap, Inc. (The)	77,731
842	Home Depot, Inc. (The)	77,283
1,127	L Brands, Inc.	75,463
611	Tiffany & Co.	58,840
683	Williams-Sonoma, Inc.	45,480

		334,797

	Textiles, Apparel & Luxury Goods — 0.4%
528	V.F. Corp.	34,837

	Total Consumer Discretionary	923,767

	Consumer Staples — 8.2%
	Beverages — 0.9%
1,644	Coca-Cola Co. (The) (m)	70,129

	Food Products — 3.1%
874	Hershey Co. (The)	83,364
430	JM Smucker Co. (The)	42,585
844	Kraft Foods Group, Inc.	47,589
2,089	Mondelez International, Inc., Class A	71,593

		245,131

	Household Products — 1.4%
1,326	Procter & Gamble Co. (The)	111,057

	Tobacco — 2.8%
1,510	Altria Group, Inc.	69,368
642	Lorillard, Inc.	38,445
1,411	Philip Morris International, Inc.	117,663

		225,476

	Total Consumer Staples	651,793

	Energy — 10.6%
	Oil, Gas & Consumable Fuels — 10.6%
1,488	Chevron Corp.	177,594
2,629	ConocoPhillips	201,182
1,775	Exxon Mobil Corp.	166,929
988	Kinder Morgan, Inc.	37,898
536	Marathon Petroleum Corp.	45,356
1,603	Occidental Petroleum Corp.	154,150
1,010	Williams Cos., Inc. (The)	55,913

	Total Energy	839,022

	Financials — 24.6%
	Banks — 9.9%
2,224	BB&T Corp.	82,764
617	Cullen/Frost Bankers, Inc.	47,185
431	M&T Bank Corp.	53,174
1,898	PNC Financial Services Group, Inc. (The)	162,455
1,819	U.S. Bancorp	76,080
6,923	Wells Fargo & Co.	359,085

		780,743

	Capital Markets — 4.4%
437	Ameriprise Financial, Inc.	53,887
392	BlackRock, Inc.	128,806
1,067	Northern Trust Corp.	72,565
1,201	T. Rowe Price Group, Inc.	94,156

		349,414

	Diversified Financial Services — 2.0%
1,380	CME Group, Inc.	110,353
556	McGraw Hill Financial, Inc.	46,918

		157,271

	Insurance — 6.5%
898	Arthur J. Gallagher & Co.	40,755
683	Cincinnati Financial Corp.	32,145
1,873	Hartford Financial Services Group, Inc. (The)	69,763
1,549	MetLife, Inc.	83,206
1,300	Progressive Corp. (The)	32,864
1,153	Prudential Financial, Inc.	101,356
1,437	Travelers Cos., Inc. (The)	135,019
480	Validus Holdings Ltd., (Bermuda)	18,796

		513,904

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — 1.8%
302	Alexandria Real Estate Equities, Inc. (m)	22,277
354	AvalonBay Communities, Inc. (m)	49,867
440	Simon Property Group, Inc. (m)	72,303

		144,447

	Total Financials	1,945,779

	Health Care — 12.2%
	Health Care Equipment & Supplies — 2.0%
976	Baxter International, Inc.	70,017
764	Becton, Dickinson and Co. (m)	86,948

		156,965

	Pharmaceuticals — 10.2%
1,023	AbbVie, Inc.	59,099
2,198	Bristol-Myers Squibb Co.	112,486
3,017	Johnson & Johnson	321,633
2,843	Merck & Co., Inc.	168,508
5,043	Pfizer, Inc.	149,128

		810,854

	Total Health Care	967,819

	Industrials — 10.7%
	Aerospace & Defense — 2.5%
1,150	Honeywell International, Inc. (m)	107,060
881	United Technologies Corp.	93,068

		200,128

	Air Freight & Logistics — 1.1%
844	United Parcel Service, Inc., Class B	82,961

	Electrical Equipment — 1.2%
1,465	Emerson Electric Co.	91,711

	Industrial Conglomerates — 1.2%
645	3M Co.	91,364

	Machinery — 2.7%
1,157	Illinois Tool Works, Inc.	97,704
1,567	PACCAR, Inc.	89,135
211	Snap-on, Inc.	25,548

		212,387

	Road & Rail — 1.6%
769	Norfolk Southern Corp.	85,850
405	Union Pacific Corp.	43,925

		129,775

	Trading Companies & Distributors — 0.4%
755	Fastenal Co.	33,886

	Total Industrials	842,212

	Information Technology — 11.0%
	Communications Equipment — 0.9%
955	QUALCOMM, Inc.	71,423

	IT Services — 3.2%
856	Accenture plc, (Ireland), Class A	69,572
927	Automatic Data Processing, Inc.	77,027
1,170	Fidelity National Information Services, Inc.	65,894
211	International Business Machines Corp.	40,136

		252,629

	Semiconductors & Semiconductor Equipment — 3.7%
1,374	Analog Devices, Inc.	67,979
1,156	KLA-Tencor Corp.	91,066
1,454	Texas Instruments, Inc.	69,337
1,480	Xilinx, Inc.	62,673

		291,055

	Software — 1.2%
2,026	Microsoft Corp.	93,944

	Technology Hardware, Storage & Peripherals — 2.0%
1,567	Apple, Inc. (m)	157,871

	Total Information Technology	866,922

	Materials — 1.7%
	Chemicals — 1.7%
365	Airgas, Inc.	40,353
716	E.I. du Pont de Nemours & Co.	51,371
207	PPG Industries, Inc.	40,789

	Total Materials	132,513

	Telecommunication Services — 1.7%
	Diversified Telecommunication Services — 1.7%
2,641	Verizon Communications, Inc. (m)	132,010

	Utilities — 6.7%
	Electric Utilities — 2.8%
1,533	Edison International	85,726
932	NextEra Energy, Inc.	87,463
1,534	Xcel Energy, Inc.	46,631

		219,820

	Multi-Utilities — 3.9%
1,597	CMS Energy Corp. (m)	47,366
547	Dominion Resources, Inc.	37,822
491	DTE Energy Co.	37,367
2,237	NiSource, Inc.	91,682

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
893	Sempra Energy	94,075

		308,312

	Total Utilities	528,132

	Total Common Stocks (Cost $6,303,694)	7,829,969

Short-Term Investment — 0.6%
	Investment Company — 0.6%
47,404	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $47,404 )	47,404

	Total Investments — 99.7% (Cost $6,351,098)	7,877,373
	Other Assets in Excess of Liabilities — 0.3%	25,936

	NET ASSETS — 100.0%	$7,903,309

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,530,882
Aggregate gross unrealized depreciation	(4,607)

Net unrealized appreciation/depreciation	$1,526,275

Federal income tax cost of investments	$6,351,098

JPMorgan Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,877,373	$—	$—	$7,877,373

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%
	Consumer Discretionary — 11.6%
	Auto Components — 0.4%
25	BorgWarner, Inc.	1,312
33	Delphi Automotive plc, (United Kingdom)	2,007
30	Goodyear Tire & Rubber Co. (The)	679
73	Johnson Controls, Inc.	3,200

		7,198

	Automobiles — 0.6%
424	Ford Motor Co.	6,264
147	General Motors Co.	4,701
24	Harley-Davidson, Inc.	1,382

		12,347

	Distributors — 0.1%
17	Genuine Parts Co.	1,466

	Diversified Consumer Services — 0.0% (g)
30	H&R Block, Inc.	932

	Hotels, Restaurants & Leisure — 1.6%
49	Carnival Corp.	1,976
3	Chipotle Mexican Grill, Inc. (a)	2,258
14	Darden Restaurants, Inc.	744
24	Marriott International, Inc., Class A	1,663
107	McDonald’s Corp.	10,166
82	Starbucks Corp.	6,190
21	Starwood Hotels & Resorts Worldwide, Inc.	1,731
14	Wyndham Worldwide Corp.	1,111
9	Wynn Resorts Ltd.	1,656
48	Yum! Brands, Inc.	3,456

		30,951

	Household Durables — 0.4%
36	D.R. Horton, Inc.	743
13	Garmin Ltd., (Switzerland)	689
7	Harman International Industries, Inc.	729
15	Leggett & Platt, Inc.	523
19	Lennar Corp., Class A	754
7	Mohawk Industries, Inc. (a)	911
30	Newell Rubbermaid, Inc.	1,029
37	PulteGroup, Inc.	653
9	Whirlpool Corp.	1,241

		7,272

	Internet & Catalog Retail — 1.3%
41	Amazon.com, Inc. (a)	13,340
11	Expedia, Inc.	949
7	Netflix, Inc. (a)	2,961
6	Priceline Group, Inc. (The) (a)	6,634
12	TripAdvisor, Inc. (a)	1,112

		24,996

	Leisure Products — 0.1%
13	Hasbro, Inc.	689
37	Mattel, Inc.	1,131

		1,820

	Media — 3.5%
24	Cablevision Systems Corp., Class A	414
53	CBS Corp. (Non-Voting), Class B	2,832
283	Comcast Corp., Class A	15,200
55	DIRECTV (a)	4,745
16	Discovery Communications, Inc., Class A (a)	611
30	Discovery Communications, Inc., Class C (a)	1,112
25	Gannett Co., Inc.	731
46	Interpublic Group of Cos., Inc. (The)	843
54	News Corp., Class A (a)	889
27	Omnicom Group, Inc.	1,889
11	Scripps Networks Interactive, Inc., Class A	884
30	Time Warner Cable, Inc.	4,365
93	Time Warner, Inc.	7,021
206	Twenty-First Century Fox, Inc., Class A	7,053
42	Viacom, Inc., Class B	3,199
172	Walt Disney Co. (The)	15,354

		67,142

	Multiline Retail — 0.7%
33	Dollar General Corp. (a)	2,025
22	Dollar Tree, Inc. (a)	1,259
10	Family Dollar Stores, Inc.	807
22	Kohl’s Corp.	1,364
39	Macy’s, Inc.	2,244
16	Nordstrom, Inc.	1,064
69	Target Corp.	4,338

		13,101

	Specialty Retail — 2.1%
9	AutoNation, Inc. (a)	430
4	AutoZone, Inc. (a)	1,814
22	Bed Bath & Beyond, Inc. (a)	1,452
32	Best Buy Co., Inc.	1,064
24	CarMax, Inc. (a)	1,112
12	GameStop Corp., Class A	507
30	Gap, Inc. (The)	1,247

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
147	Home Depot, Inc. (The)	13,484
27	L Brands, Inc.	1,796
108	Lowe’s Cos., Inc.	5,705
11	O’Reilly Automotive, Inc. (a)	1,704
11	PetSmart, Inc.	760
23	Ross Stores, Inc.	1,732
70	Staples, Inc.	851
12	Tiffany & Co.	1,183
76	TJX Cos., Inc. (The)	4,477
15	Tractor Supply Co.	925
11	Urban Outfitters, Inc. (a)	409

		40,652

	Textiles, Apparel & Luxury Goods — 0.8%
30	Coach, Inc.	1,068
5	Fossil Group, Inc. (a)	477
22	Michael Kors Holdings Ltd., (Hong Kong) (a)	1,600
77	NIKE, Inc., Class B	6,851
9	PVH Corp.	1,090
7	Ralph Lauren Corp.	1,092
18	Under Armour, Inc., Class A (a)	1,255
38	V.F. Corp.	2,487

		15,920

	Total Consumer Discretionary	223,797

	Consumer Staples — 9.5%
	Beverages — 2.2%
17	Brown-Forman Corp., Class B	1,557
431	Coca-Cola Co. (The)	18,389
25	Coca-Cola Enterprises, Inc.	1,094
18	Constellation Brands, Inc., Class A (a)	1,595
21	Dr. Pepper Snapple Group, Inc.	1,370
17	Molson Coors Brewing Co., Class B	1,294
16	Monster Beverage Corp. (a)	1,439
165	PepsiCo, Inc.	15,317

		42,055

	Food & Staples Retailing — 2.2%
48	Costco Wholesale Corp.	5,998
126	CVS Health Corp.	10,066
53	Kroger Co. (The)	2,776
25	Safeway, Inc.	863
64	Sysco Corp.	2,432
96	Walgreen Co.	5,696
172	Wal-Mart Stores, Inc.	13,186
39	Whole Foods Market, Inc.	1,503

		42,520

	Food Products — 1.6%
70	Archer-Daniels-Midland Co.	3,602
20	Campbell Soup Co.	835
46	ConAgra Foods, Inc.	1,524
67	General Mills, Inc.	3,375
16	Hershey Co. (The)	1,555
15	Hormel Foods Corp.	754
11	JM Smucker Co. (The)	1,101
28	Kellogg Co.	1,720
13	Keurig Green Mountain, Inc.	1,731
65	Kraft Foods Group, Inc.	3,658
14	McCormick & Co., Inc. (Non-Voting)	949
22	Mead Johnson Nutrition Co.	2,124
184	Mondelez International, Inc., Class A	6,308
32	Tyson Foods, Inc., Class A	1,259

		30,495

	Household Products — 1.9%
14	Clorox Co. (The)	1,351
94	Colgate-Palmolive Co.	6,114
41	Kimberly-Clark Corp.	4,392
296	Procter & Gamble Co. (The)	24,760

		36,617

	Personal Products — 0.1%
47	Avon Products, Inc.	598
25	Estee Lauder Cos., Inc. (The), Class A	1,835

		2,433

	Tobacco — 1.5%
217	Altria Group, Inc.	9,950
39	Lorillard, Inc.	2,355
171	Philip Morris International, Inc.	14,226
34	Reynolds American, Inc.	1,986

		28,517

	Total Consumer Staples	182,637

	Energy — 9.7%
	Energy Equipment & Services — 1.8%
48	Baker Hughes, Inc.	3,091
22	Cameron International Corp. (a)	1,471
7	Diamond Offshore Drilling, Inc.	252
26	Ensco plc, (United Kingdom), Class A	1,054
26	FMC Technologies, Inc. (a)	1,393
93	Halliburton Co.	5,992

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Energy Equipment & Services — Continued
12	Helmerich & Payne, Inc.	1,157
32	Nabors Industries Ltd., (Bermuda)	719
47	National Oilwell Varco, Inc.	3,575
28	Noble Corp. plc, (United Kingdom)	617
142	Schlumberger Ltd.	14,396
37	Transocean Ltd., (Switzerland)	1,189

		34,906

	Oil, Gas & Consumable Fuels — 7.9%
55	Anadarko Petroleum Corp.	5,605
42	Apache Corp.	3,921
46	Cabot Oil & Gas Corp.	1,490
57	Chesapeake Energy Corp.	1,304
207	Chevron Corp.	24,743
10	Cimarex Energy Co.	1,202
134	ConocoPhillips	10,274
25	CONSOL Energy, Inc.	951
38	Denbury Resources, Inc.	578
42	Devon Energy Corp.	2,863
60	EOG Resources, Inc.	5,920
17	EQT Corp.	1,514
466	Exxon Mobil Corp.	43,800
29	Hess Corp.	2,694
72	Kinder Morgan, Inc.	2,754
74	Marathon Oil Corp.	2,769
31	Marathon Petroleum Corp.	2,620
18	Murphy Oil Corp.	1,037
15	Newfield Exploration Co. (a)	553
39	Noble Energy, Inc.	2,689
85	Occidental Petroleum Corp.	8,186
23	ONEOK, Inc.	1,489
61	Phillips 66	4,963
16	Pioneer Natural Resources Co.	3,078
18	QEP Resources, Inc.	557
18	Range Resources Corp.	1,249
39	Southwestern Energy Co. (a)	1,348
73	Spectra Energy Corp.	2,876
14	Tesoro Corp.	854
58	Valero Energy Corp.	2,668
73	Williams Cos., Inc. (The)	4,065

		150,614

	Total Energy	185,520

	Financials — 16.2%
	Banks — 6.0%
1,148	Bank of America Corp.	19,579
79	BB&T Corp.	2,924
331	Citigroup, Inc.	17,156
20	Comerica, Inc.	985
91	Fifth Third Bancorp	1,824
89	Huntington Bancshares, Inc.	868
411	JPMorgan Chase & Co. (q)	24,743
96	KeyCorp	1,276
14	M&T Bank Corp.	1,777
59	PNC Financial Services Group, Inc. (The)	5,052
151	Regions Financial Corp.	1,511
58	SunTrust Banks, Inc.	2,205
197	U.S. Bancorp	8,231
519	Wells Fargo & Co.	26,908
22	Zions Bancorporation	643

		115,682

	Capital Markets — 2.3%
6	Affiliated Managers Group, Inc. (a)	1,215
20	Ameriprise Financial, Inc.	2,522
124	Bank of New York Mellon Corp. (The)	4,786
14	BlackRock, Inc.	4,523
125	Charles Schwab Corp. (The)	3,681
32	E*TRADE Financial Corp. (a)	712
43	Franklin Resources, Inc.	2,349
45	Goldman Sachs Group, Inc. (The)	8,214
47	Invesco Ltd.	1,865
11	Legg Mason, Inc.	570
167	Morgan Stanley	5,781
24	Northern Trust Corp.	1,645
46	State Street Corp.	3,404
29	T. Rowe Price Group, Inc.	2,252

		43,519

	Consumer Finance — 0.9%
98	American Express Co.	8,604
61	Capital One Financial Corp.	5,003
50	Discover Financial Services	3,248
46	Navient Corp.	811

		17,666

	Diversified Financial Services — 2.0%
199	Berkshire Hathaway, Inc., Class B (a)	27,500
34	CME Group, Inc.	2,758
12	Intercontinental Exchange, Inc.	2,416

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Diversified Financial Services — Continued
35	Leucadia National Corp.	825
30	McGraw Hill Financial, Inc.	2,498
20	Moody’s Corp.	1,918
13	NASDAQ OMX Group, Inc. (The)	548

		38,463

	Insurance — 2.8%
37	ACE Ltd., (Switzerland)	3,845
49	Aflac, Inc.	2,882
47	Allstate Corp. (The)	2,905
156	American International Group, Inc.	8,417
32	Aon plc, (United Kingdom)	2,781
8	Assurant, Inc.	501
26	Chubb Corp. (The)	2,392
16	Cincinnati Financial Corp.	757
54	Genworth Financial, Inc., Class A (a)	710
49	Hartford Financial Services Group, Inc. (The)	1,822
29	Lincoln National Corp.	1,528
33	Loews Corp.	1,387
59	Marsh & McLennan Cos., Inc.	3,111
123	MetLife, Inc.	6,598
30	Principal Financial Group, Inc.	1,566
59	Progressive Corp. (The)	1,486
50	Prudential Financial, Inc.	4,418
14	Torchmark Corp.	747
37	Travelers Cos., Inc. (The)	3,478
28	Unum Group	957
29	XL Group plc, (Ireland)	962

		53,250

	Real Estate Investment Trusts (REITs) — 2.2%
43	American Tower Corp.	4,050
16	Apartment Investment & Management Co., Class A	507
14	AvalonBay Communities, Inc.	2,020
17	Boston Properties, Inc.	1,935
36	Crown Castle International Corp.	2,936
40	Equity Residential	2,433
7	Essex Property Trust, Inc.	1,239
69	General Growth Properties, Inc.	1,614
50	HCP, Inc.	1,990
35	Health Care REIT, Inc.	2,207
83	Host Hotels & Resorts, Inc.	1,763
45	Kimco Realty Corp.	984
15	Macerich Co. (The)	981
19	Plum Creek Timber Co., Inc.	754
55	Prologis, Inc.	2,058
16	Public Storage	2,627
34	Simon Property Group, Inc.	5,579
32	Ventas, Inc.	1,991
19	Vornado Realty Trust	1,905
58	Weyerhaeuser Co.	1,838

		41,411

	Real Estate Management & Development — 0.0% (g)
30	CBRE Group, Inc., Class A (a)	906

	Thrifts & Mortgage Finance — 0.0% (g)
53	Hudson City Bancorp, Inc.	511
34	People’s United Financial, Inc.	490

		1,001

	Total Financials	311,898

	Health Care — 13.8%
	Biotechnology — 2.9%
22	Alexion Pharmaceuticals, Inc. (a)	3,582
83	Amgen, Inc.	11,651
26	Biogen Idec, Inc. (a)	8,531
87	Celgene Corp. (a)	8,275
165	Gilead Sciences, Inc. (a)	17,572
8	Regeneron Pharmaceuticals, Inc. (a)	2,905
26	Vertex Pharmaceuticals, Inc. (a)	2,920

		55,436

	Health Care Equipment & Supplies — 2.0%
164	Abbott Laboratories	6,829
59	Baxter International, Inc.	4,245
21	Becton, Dickinson and Co.	2,384
145	Boston Scientific Corp. (a)	1,710
8	C.R. Bard, Inc.	1,163
22	CareFusion Corp. (a)	1,003
49	Covidien plc, (Ireland)	4,268
15	DENTSPLY International, Inc.	706
12	Edwards Lifesciences Corp. (a)	1,183
4	Intuitive Surgical, Inc. (a)	1,813
107	Medtronic, Inc.	6,627
31	St. Jude Medical, Inc.	1,869
33	Stryker Corp.	2,637
11	Varian Medical Systems, Inc. (a)	903

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Equipment & Supplies — Continued
18	Zimmer Holdings, Inc.	1,855

		39,195

	Health Care Providers & Services — 2.1%
39	Aetna, Inc.	3,137
23	AmerisourceBergen Corp.	1,799
37	Cardinal Health, Inc.	2,754
29	Cigna Corp.	2,613
19	DaVita HealthCare Partners, Inc. (a)	1,372
81	Express Scripts Holding Co. (a)	5,750
17	Humana, Inc.	2,195
9	Laboratory Corp. of America Holdings (a)	943
25	McKesson Corp.	4,923
9	Patterson Cos., Inc.	391
16	Quest Diagnostics, Inc.	957
11	Tenet Healthcare Corp. (a)	635
106	UnitedHealth Group, Inc.	9,151
10	Universal Health Services, Inc., Class B	1,041
30	WellPoint, Inc.	3,583

		41,244

	Health Care Technology — 0.1%
33	Cerner Corp. (a)	1,975

	Life Sciences Tools & Services — 0.5%
36	Agilent Technologies, Inc.	2,075
12	PerkinElmer, Inc.	537
44	Thermo Fisher Scientific, Inc.	5,302
9	Waters Corp. (a)	909

		8,823

	Pharmaceuticals — 6.2%
174	AbbVie, Inc.	10,039
29	Actavis plc (a)	6,963
32	Allergan, Inc.	5,783
181	Bristol-Myers Squibb Co.	9,266
107	Eli Lilly & Co.	6,963
18	Hospira, Inc. (a)	959
308	Johnson & Johnson	32,828
12	Mallinckrodt plc (a)	1,115
315	Merck & Co., Inc.	18,673
41	Mylan, Inc. (a)	1,858
15	Perrigo Co. plc, (Ireland)	2,195
692	Pfizer, Inc.	20,475
55	Zoetis, Inc.	2,022

		119,139

	Total Health Care	265,812

	Industrials — 10.3%
	Aerospace & Defense — 2.6%
73	Boeing Co. (The)	9,322
35	General Dynamics Corp.	4,408
85	Honeywell International, Inc.	7,957
9	L-3 Communications Holdings, Inc.	1,120
29	Lockheed Martin Corp.	5,385
23	Northrop Grumman Corp.	2,992
16	Precision Castparts Corp.	3,711
34	Raytheon Co.	3,448
15	Rockwell Collins, Inc.	1,158
30	Textron, Inc.	1,097
93	United Technologies Corp.	9,811

		50,409

	Air Freight & Logistics — 0.7%
16	C.H. Robinson Worldwide, Inc.	1,066
21	Expeditors International of Washington, Inc.	865
29	FedEx Corp.	4,680
77	United Parcel Service, Inc., Class B	7,549

		14,160

	Airlines — 0.3%
92	Delta Air Lines, Inc.	3,328
75	Southwest Airlines Co.	2,526

		5,854

	Building Products — 0.1%
10	Allegion plc, (Ireland)	500
39	Masco Corp.	931

		1,431

	Commercial Services & Supplies — 0.5%
19	ADT Corp. (The)	674
11	Cintas Corp.	745
19	Iron Mountain, Inc.	613
22	Pitney Bowes, Inc.	553
28	Republic Services, Inc.	1,076
9	Stericycle, Inc. (a)	1,079
48	Tyco International Ltd., (Switzerland)	2,159
47	Waste Management, Inc.	2,251

		9,150

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Construction & Engineering — 0.2%
17	Fluor Corp.	1,149
15	Jacobs Engineering Group, Inc. (a)	710
24	Quanta Services, Inc. (a)	859

		2,718

	Electrical Equipment — 0.6%
27	AMETEK, Inc.	1,348
52	Eaton Corp. plc	3,293
76	Emerson Electric Co.	4,769
15	Rockwell Automation, Inc.	1,655

		11,065

	Industrial Conglomerates — 2.3%
71	3M Co.	10,025
67	Danaher Corp.	5,058
1,096	General Electric Co. (k)	28,072
11	Roper Industries, Inc.	1,598

		44,753

	Machinery — 1.6%
69	Caterpillar, Inc.	6,790
19	Cummins, Inc.	2,465
39	Deere & Co.	3,209
18	Dover Corp.	1,461
15	Flowserve Corp.	1,054
40	Illinois Tool Works, Inc.	3,363
29	Ingersoll-Rand plc	1,646
11	Joy Global, Inc.	585
39	PACCAR, Inc.	2,203
12	Pall Corp.	976
16	Parker-Hannifin Corp.	1,855
21	Pentair plc, (United Kingdom)	1,377
6	Snap-on, Inc.	769
17	Stanley Black & Decker, Inc.	1,515
20	Xylem, Inc.	708

		29,976

	Professional Services — 0.2%
4	Dun & Bradstreet Corp. (The)	466
13	Equifax, Inc.	994
33	Nielsen N.V.	1,472
15	Robert Half International, Inc.	736

		3,668

	Road & Rail — 1.0%
109	CSX Corp.	3,500
12	Kansas City Southern	1,460
34	Norfolk Southern Corp.	3,772
6	Ryder System, Inc.	521
98	Union Pacific Corp.	10,625

		19,878

	Trading Companies & Distributors — 0.2%
30	Fastenal Co.	1,339
10	United Rentals, Inc. (a)	1,163
7	W.W. Grainger, Inc.	1,673

		4,175

	Total Industrials	197,237

	Information Technology — 19.6%
	Communications Equipment — 1.7%
557	Cisco Systems, Inc.	14,016
8	F5 Networks, Inc. (a)	961
11	Harris Corp.	760
44	Juniper Networks, Inc.	971
24	Motorola Solutions, Inc.	1,525
183	QUALCOMM, Inc.	13,685

		31,918

	Electronic Equipment, Instruments & Components — 0.4%
17	Amphenol Corp., Class A	1,710
141	Corning, Inc.	2,727
15	FLIR Systems, Inc.	485
22	Jabil Circuit, Inc.	440
45	TE Connectivity Ltd., (Switzerland)	2,471

		7,833

	Internet Software & Services — 3.4%
19	Akamai Technologies, Inc. (a)	1,164
123	eBay, Inc. (a)	6,985
213	Facebook, Inc., Class A (a)	16,831
31	Google, Inc., Class A (a)	18,255
31	Google, Inc., Class C (a)	17,910
12	VeriSign, Inc. (a)	677
101	Yahoo!, Inc. (a)	4,116

		65,938

	IT Services — 3.3%
69	Accenture plc, (Ireland), Class A	5,606
6	Alliance Data Systems Corp. (a)	1,505
53	Automatic Data Processing, Inc.	4,363
66	Cognizant Technology Solutions Corp., Class A (a)	2,972
16	Computer Sciences Corp.	969
31	Fidelity National Information Services, Inc.	1,755

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
27	Fiserv, Inc. (a)	1,759
101	International Business Machines Corp.	19,232
107	MasterCard, Inc., Class A	7,945
36	Paychex, Inc.	1,577
17	Teradata Corp. (a)	710
18	Total System Services, Inc.	559
54	Visa, Inc., Class A	11,470
58	Western Union Co. (The)	928
118	Xerox Corp.	1,566

		62,916

	Semiconductors & Semiconductor Equipment — 2.4%
34	Altera Corp.	1,207
34	Analog Devices, Inc.	1,698
133	Applied Materials, Inc.	2,875
27	Avago Technologies Ltd., (Singapore)	2,391
59	Broadcom Corp., Class A	2,374
8	First Solar, Inc. (a)	540
541	Intel Corp.	18,826
18	KLA-Tencor Corp.	1,423
18	Lam Research Corp.	1,322
26	Linear Technology Corp.	1,156
22	Microchip Technology, Inc.	1,033
117	Micron Technology, Inc. (a)	4,006
56	NVIDIA Corp.	1,037
117	Texas Instruments, Inc.	5,560
29	Xilinx, Inc.	1,242

		46,690

	Software — 3.8%
52	Adobe Systems, Inc. (a)	3,570
25	Autodesk, Inc. (a)	1,367
35	CA, Inc.	978
18	Citrix Systems, Inc. (a)	1,281
34	Electronic Arts, Inc. (a)	1,216
31	Intuit, Inc.	2,717
900	Microsoft Corp.	41,715
355	Oracle Corp.	13,594
21	Red Hat, Inc. (a)	1,159
63	salesforce.com, Inc. (a)	3,617
75	Symantec Corp.	1,773

		72,987

	Technology Hardware, Storage & Peripherals — 4.6%
654	Apple, Inc.	65,878
222	EMC Corp.	6,482
204	Hewlett-Packard Co.	7,229
35	NetApp, Inc.	1,498
24	SanDisk Corp.	2,398
36	Seagate Technology plc, (Ireland)	2,044
24	Western Digital Corp.	2,338

		87,867

	Total Information Technology	376,149

	Materials — 3.4%
	Chemicals — 2.5%
21	Air Products & Chemicals, Inc.	2,725
7	Airgas, Inc.	810
5	CF Industries Holdings, Inc.	1,515
123	Dow Chemical Co. (The)	6,428
100	E.I. du Pont de Nemours & Co.	7,172
16	Eastman Chemical Co.	1,317
29	Ecolab, Inc.	3,381
15	FMC Corp.	832
9	International Flavors & Fragrances, Inc.	850
46	LyondellBasell Industries N.V., Class A	5,046
57	Monsanto Co.	6,445
35	Mosaic Co. (The)	1,545
15	PPG Industries, Inc.	2,961
32	Praxair, Inc.	4,114
9	Sherwin-Williams Co. (The)	1,988
13	Sigma-Aldrich Corp.	1,767

		48,896

	Construction Materials — 0.1%
7	Martin Marietta Materials, Inc.	867
14	Vulcan Materials Co.	861

		1,728

	Containers & Packaging — 0.2%
10	Avery Dennison Corp.	457
15	Ball Corp.	956
11	Bemis Co., Inc.	415
18	MeadWestvaco Corp.	754
18	Owens-Illinois, Inc. (a)	469
23	Sealed Air Corp.	807

		3,858

	Metals & Mining — 0.5%
128	Alcoa, Inc.	2,067
12	Allegheny Technologies, Inc.	441
113	Freeport-McMoRan, Inc.	3,704

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Metals & Mining — Continued
54	Newmont Mining Corp.	1,255
35	Nucor Corp.	1,890

		9,357

	Paper & Forest Products — 0.1%
47	International Paper Co.	2,226

	Total Materials	66,065

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
566	AT&T, Inc.	19,957
62	CenturyLink, Inc.	2,546
109	Frontier Communications Corp.	712
453	Verizon Communications, Inc.	22,629
66	Windstream Holdings, Inc.	709

	Total Telecommunication Services	46,553

	Utilities — 3.0%
	Electric Utilities — 1.7%
53	American Electric Power Co., Inc.	2,786
77	Duke Energy Corp.	5,775
36	Edison International	1,990
20	Entergy Corp.	1,517
94	Exelon Corp.	3,198
46	FirstEnergy Corp.	1,541
48	NextEra Energy, Inc.	4,473
35	Northeast Utilities	1,529
27	Pepco Holdings, Inc.	734
12	Pinnacle West Capital Corp.	659
73	PPL Corp.	2,382
98	Southern Co. (The)	4,269
55	Xcel Energy, Inc.	1,678

		32,531

	Gas Utilities — 0.0% (g)
13	AGL Resources, Inc.	670

	Independent Power & Renewable Electricity Producers — 0.1%
73	AES Corp.	1,030
37	NRG Energy, Inc.	1,124

		2,154

	Multi-Utilities — 1.2%
27	Ameren Corp.	1,016
47	CenterPoint Energy, Inc.	1,148
30	CMS Energy Corp.	890
32	Consolidated Edison, Inc.	1,812
64	Dominion Resources, Inc.	4,396
19	DTE Energy Co.	1,470
9	Integrys Energy Group, Inc.	566
34	NiSource, Inc.	1,411
51	PG&E Corp.	2,319
55	Public Service Enterprise Group, Inc.	2,058
16	SCANA Corp.	770
25	Sempra Energy	2,660
25	TECO Energy, Inc.	443
25	Wisconsin Energy Corp.	1,059

		22,018

	Total Utilities	57,373

	Total Common Stocks (Cost $627,048)	1,913,041

Short-Term Investment — 0.9%
	Investment Company — 0.9%
17,672	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $17,672)	17,672

	Total Investments — 100.4% (Cost $644,720)	1,930,713
	Liabilities in Excess of Other Assets — (0.4)%	(7,949)

	NET ASSETS — 100.0%	$1,922,764

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
172	E-mini S&P 500	12/19/14	$16,903	$(159)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(q)	—	Investment in affiliate which is a security in the Fund’s index.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,292,525
Aggregate gross unrealized depreciation	(6,532)

Net unrealized appreciation/depreciation	$1,285,993

Federal income tax cost of investments	$644,720

JPMorgan Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$1,930,713	$—	$—	$1,930,713
Depreciation in Other Financial Instruments
Futures Contracts	$(159)	$—	$—	$(159)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 12.6%
	Auto Components — 1.9%
96	Goodyear Tire & Rubber Co. (The)	2,166
113	Lear Corp.	9,790

		11,956

	Distributors — 0.1%
3	Genuine Parts Co.	219

	Diversified Consumer Services — 2.6%
6	Graham Holdings Co., Class B	4,127
387	H&R Block, Inc.	11,998

		16,125

	Hotels, Restaurants & Leisure — 0.3%
21	Brinker International, Inc.	1,052
8	Domino’s Pizza, Inc.	631

		1,683

	Household Durables — 0.4%
43	Jarden Corp. (a)	2,609

	Internet & Catalog Retail — 1.1%
194	Groupon, Inc. (a)	1,298
34	Liberty TripAdvisor Holdings, Inc., Class A (a)	1,153
118	Liberty Ventures, Series A (a)	4,464

		6,915

	Media — 0.2%
83	Cablevision Systems Corp., Class A	1,455

	Multiline Retail — 1.8%
189	Macy’s, Inc.	10,990

	Specialty Retail — 3.9%
19	Advance Auto Parts, Inc.	2,528
269	Best Buy Co., Inc.	9,022
198	Foot Locker, Inc.	11,024
27	Gap, Inc. (The)	1,122
12	Murphy USA, Inc. (a)	658

		24,354

	Textiles, Apparel & Luxury Goods — 0.3%
19	Hanesbrands, Inc.	2,031

	Total Consumer Discretionary	78,337

	Consumer Staples — 7.4%
	Food & Staples Retailing — 2.2%
79	Kroger Co. (The)	4,087
1,216	Rite Aid Corp. (a)	5,885
106	Safeway, Inc.	3,633

		13,605

	Food Products — 3.7%
141	Bunge Ltd.	11,902
77	Ingredion, Inc.	5,813
130	Tyson Foods, Inc., Class A	5,098

		22,813

	Personal Products — 0.2%
25	Herbalife Ltd.	1,102

	Tobacco — 1.3%
142	Lorillard, Inc.	8,501

	Total Consumer Staples	46,021

	Energy — 6.0%
	Energy Equipment & Services — 1.2%
7	Baker Hughes, Inc.	455
38	Cameron International Corp. (a)	2,522
14	National Oilwell Varco, Inc.	1,082
43	Oil States International, Inc. (a)	2,640
29	Patterson-UTI Energy, Inc.	947

		7,646

	Oil, Gas & Consumable Fuels — 4.8%
5	Athlon Energy, Inc. (a)	314
36	Cabot Oil & Gas Corp.	1,190
29	Cimarex Energy Co.	3,726
17	Continental Resources, Inc. (a)	1,130
108	EQT Corp.	9,840
15	Marathon Petroleum Corp.	1,287
45	Murphy Oil Corp.	2,567
32	Newfield Exploration Co. (a)	1,179
7	Noble Energy, Inc.	458
25	Peabody Energy Corp.	312
35	Tesoro Corp.	2,122
28	Valero Energy Corp.	1,314
103	World Fuel Services Corp.	4,128

		29,567

	Total Energy	37,213

	Financials — 16.7%
	Banks — 2.4%
70	East West Bancorp, Inc.	2,394
135	Fifth Third Bancorp	2,701
80	Huntington Bancshares, Inc.	779
189	KeyCorp	2,515

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Banks — Continued
28	Popular, Inc., (Puerto Rico) (a)	815
103	Regions Financial Corp.	1,036
40	SVB Financial Group (a)	4,473

		14,713

	Capital Markets — 1.0%
16	Affiliated Managers Group, Inc. (a)	3,146
56	Lazard Ltd., (Bermuda), Class A	2,844

		5,990

	Consumer Finance — 1.6%
158	Discover Financial Services	10,148

	Insurance — 4.3%
58	Allied World Assurance Co. Holdings AG, (Switzerland)	2,122
59	American Financial Group, Inc.	3,415
18	Aon plc, (United Kingdom)	1,596
22	Arch Capital Group Ltd., (Bermuda) (a)	1,201
7	Aspen Insurance Holdings Ltd., (Bermuda)	278
29	Assurant, Inc.	1,836
97	Assured Guaranty Ltd., (Bermuda)	2,143
14	Axis Capital Holdings Ltd., (Bermuda)	663
7	Everest Re Group Ltd., (Bermuda)	1,053
12	FNF Group	320
6	Hanover Insurance Group, Inc. (The)	344
38	Hartford Financial Services Group, Inc. (The)	1,427
26	Lincoln National Corp.	1,409
35	Principal Financial Group, Inc.	1,842
34	Protective Life Corp.	2,353
18	Torchmark Corp.	933
81	Unum Group	2,781
27	Validus Holdings Ltd., (Bermuda)	1,057

		26,773

	Real Estate Investment Trusts (REITs) — 7.4%
13	American Capital Agency Corp.	278
71	Annaly Capital Management, Inc.	753
65	Apartment Investment & Management Co., Class A	2,056
2	AvalonBay Communities, Inc.	338
7	Boston Properties, Inc.	857
62	Brandywine Realty Trust	877
12	Camden Property Trust	809
21	Chimera Investment Corp.	64
14	Corrections Corp. of America	491
17	Crown Castle International Corp.	1,329
42	DDR Corp.	701
36	Douglas Emmett, Inc.	927
239	Duke Realty Corp.	4,097
38	Equity Commonwealth	971
40	Equity Lifestyle Properties, Inc.	1,673
17	Equity Residential	1,028
16	Extra Space Storage, Inc.	825
35	Health Care REIT, Inc.	2,183
123	Hospitality Properties Trust	3,296
82	Host Hotels & Resorts, Inc.	1,743
12	Mid-America Apartment Communities, Inc.	807
53	NorthStar Realty Finance Corp.	935
32	Post Properties, Inc.	1,653
92	Retail Properties of America, Inc., Class A	1,343
7	SL Green Realty Corp.	669
29	Taubman Centers, Inc.	2,080
31	Ventas, Inc.	1,913
39	Vornado Realty Trust	3,888
174	Weyerhaeuser Co.	5,547
29	WP Carey, Inc.	1,875

		46,006

	Real Estate Management & Development — 0.0%
2	Jones Lang LaSalle, Inc.	290

	Total Financials	103,920

	Health Care — 10.8%
	Biotechnology — 2.8%
44	Alnylam Pharmaceuticals, Inc. (a)	3,452
42	BioMarin Pharmaceutical, Inc. (a)	3,017
39	Incyte Corp., Ltd. (a)	1,908
7	Intercept Pharmaceuticals, Inc. (a)	1,562
27	Medivation, Inc. (a)	2,689
43	Vertex Pharmaceuticals, Inc. (a)	4,852

		17,480

	Health Care Equipment & Supplies — 3.0%
41	Boston Scientific Corp. (a)	488
195	CareFusion Corp. (a)	8,806
6	Cooper Cos., Inc. (The)	934
174	Hologic, Inc. (a)	4,231
44	Zimmer Holdings, Inc.	4,434

		18,893

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — 3.9%
2	AmerisourceBergen Corp.	155
58	Cardinal Health, Inc.	4,315
89	Catamaran Corp. (a)	3,760
110	HCA Holdings, Inc. (a)	7,785
6	Health Net, Inc. (a)	267
61	Humana, Inc.	7,922

		24,204

	Pharmaceuticals — 1.1%
3	Actavis plc (a)	676
48	Endo International plc, (Ireland) (a)	3,301
17	Perrigo Co. plc, (Ireland)	2,553

		6,530

	Total Health Care	67,107

	Industrials — 13.8%
	Aerospace & Defense — 3.4%
15	Alliant Techsystems, Inc.	1,864
119	Huntington Ingalls Industries, Inc.	12,382
24	L-3 Communications Holdings, Inc.	2,878
3	Northrop Grumman Corp.	369
95	Spirit Aerosystems Holdings, Inc., Class A (a)	3,623

		21,116

	Airlines — 2.2%
30	Alaska Air Group, Inc.	1,298
3	Copa Holdings S.A., (Panama), Class A	354
73	Delta Air Lines, Inc.	2,635
280	Southwest Airlines Co.	9,452

		13,739

	Commercial Services & Supplies — 0.7%
79	KAR Auction Services, Inc.	2,273
65	Pitney Bowes, Inc.	1,622
36	R.R. Donnelley & Sons Co.	599

		4,494

	Construction & Engineering — 2.7%
284	AECOM Technology Corp. (a)	9,568
27	Fluor Corp.	1,777
69	Jacobs Engineering Group, Inc. (a)	3,344
38	URS Corp.	2,212

		16,901

	Electrical Equipment — 0.2%
25	Babcock & Wilcox Co. (The)	703
6	Regal-Beloit Corp.	405

		1,108

	Machinery — 2.3%
41	AGCO Corp.	1,860
68	Ingersoll-Rand plc	3,804
53	Oshkosh Corp.	2,353
57	Parker-Hannifin Corp.	6,501

		14,518

	Marine — 0.2%
8	Kirby Corp. (a)	896

	Professional Services — 1.6%
143	Manpowergroup, Inc.	10,045

	Road & Rail — 0.2%
15	Landstar System, Inc.	1,097

	Trading Companies & Distributors — 0.3%
16	Air Lease Corp.	517
54	MRC Global, Inc. (a)	1,264
4	NOW, Inc. (a)	110
1	Veritiv Corp. (a)	66

		1,957

	Total Industrials	85,871

	Information Technology — 18.8%
	Communications Equipment — 0.5%
53	ARRIS Group, Inc. (a)	1,489
21	Harris Corp.	1,424

		2,913

	Electronic Equipment, Instruments & Components — 0.7%
50	Avnet, Inc.	2,087
34	CDW Corp.	1,065
21	Tech Data Corp. (a)	1,242

		4,394

	Internet Software & Services — 1.9%
6	Equinix, Inc. (a)	1,275
36	LinkedIn Corp., Class A (a)	7,564
56	Twitter, Inc. (a)	2,909

		11,748

	IT Services — 6.2%
26	Alliance Data Systems Corp. (a)	6,393
390	Booz Allen Hamilton Holding Corp.	9,126
8	DST Systems, Inc.	680

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	IT Services — Continued
41	Fidelity National Information Services, Inc.	2,303
43	Global Payments, Inc.	3,026
271	Vantiv, Inc., Class A (a)	8,386
659	Xerox Corp.	8,718

		38,632

	Semiconductors & Semiconductor Equipment — 4.2%
252	Advanced Micro Devices, Inc. (a)	858
54	First Solar, Inc. (a)	3,534
45	KLA-Tencor Corp.	3,506
37	Lam Research Corp.	2,756
300	Marvell Technology Group Ltd., (Bermuda)	4,043
248	Micron Technology, Inc. (a)	8,496
173	ON Semiconductor Corp. (a)	1,544
30	Skyworks Solutions, Inc.	1,718

		26,455

	Software — 3.5%
157	Activision Blizzard, Inc.	3,260
36	Citrix Systems, Inc. (a)	2,582
94	Electronic Arts, Inc. (a)	3,333
44	Mobileye N.V., (Israel) (a)	2,331
330	Rovi Corp. (a)	6,508
44	Synopsys, Inc. (a)	1,727
663	Zynga, Inc., Class A (a)	1,789

		21,530

	Technology Hardware, Storage & Peripherals — 1.8%
114	Western Digital Corp.	11,046

	Total Information Technology	116,718

	Materials — 5.2%
	Chemicals — 2.3%
27	Ashland, Inc.	2,842
42	Cabot Corp.	2,127
11	Huntsman Corp.	276
35	PPG Industries, Inc.	6,817
29	Valspar Corp. (The)	2,275

		14,337

	Containers & Packaging — 0.9%
10	Avery Dennison Corp.	433
25	Crown Holdings, Inc. (a)	1,131
6	Greif, Inc., Class A	267
51	Rock-Tenn Co., Class A	2,403
41	Sealed Air Corp.	1,427

		5,661

	Metals & Mining — 1.2%
7	Nucor Corp.	386
49	Reliance Steel & Aluminum Co.	3,379
41	Steel Dynamics, Inc.	920
58	United States Steel Corp.	2,256

		6,941

	Paper & Forest Products — 0.8%
39	Domtar Corp., (Canada)	1,384
76	International Paper Co.	3,647

		5,031

	Total Materials	31,970

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.0%
715	Frontier Communications Corp.	4,652
166	Windstream Holdings, Inc.	1,789

		6,441

	Wireless Telecommunication Services — 0.5%
19	SBA Communications Corp., Class A (a)	2,107
33	T-Mobile US, Inc. (a)	950

		3,057

	Total Telecommunication Services	9,498

	Utilities — 5.7%
	Electric Utilities — 0.2%
7	Entergy Corp.	534
6	Pinnacle West Capital Corp.	344

		878

	Gas Utilities — 0.7%
134	UGI Corp.	4,563

	Independent Power & Renewable Electricity Producers — 0.8%
307	AES Corp.	4,347
18	Calpine Corp. (a)	391

		4,738

	Multi-Utilities — 4.0%
30	Alliant Energy Corp.	1,687
43	Ameren Corp.	1,656
132	CenterPoint Energy, Inc.	3,218
91	CMS Energy Corp.	2,711
28	Consolidated Edison, Inc.	1,598
49	DTE Energy Co.	3,705
38	MDU Resources Group, Inc.	1,046
33	Public Service Enterprise Group, Inc.	1,214
37	SCANA Corp.	1,840

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Multi-Utilities — Continued
45	Sempra Energy	4,742
81	TECO Energy, Inc.	1,405

		24,822

	Total Utilities	35,001

	Total Common Stocks (Cost $460,201)	611,656

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
1,430	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $1,430 )	1,431

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
9,607	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $9,607)	9,607

	Total Investments — 100.2% (Cost $471,238)	622,694
	Liabilities in Excess of Other Assets — (0.2)%	(1,418)

	NET ASSETS — 100.0%	$621,276

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
71	S&P Mid Cap 400	12/19/14	$9,694	$(417)

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,040
Aggregate gross unrealized depreciation	(13,584)

Net unrealized appreciation/depreciation	$151,456

Federal income tax cost of investments	$471,238

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$621,263	$1,431	$—	$622,694
Depreciation in Other Financial Instruments
Futures Contracts	$(417)	$—	$—	$(417)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.3% (b)
	Alternative Assets — 6.5%
1,910	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	23,817
1,334	JPMorgan Global Natural Resources Fund, Select Class Shares	12,311
14,894	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	150,131
6,933	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	108,010
2,867	JPMorgan Systematic Alpha Fund, Select Class Shares	43,176

	Total Alternative Assets	337,445

	Fixed Income — 36.5%
59,289	JPMorgan Core Bond Fund, Select Class Shares	691,306
56,327	JPMorgan Core Plus Bond Fund, Select Class Shares	468,638
2,921	JPMorgan Emerging Markets Debt Fund, Select Class Shares	24,481
4,367	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (a)	40,180
13,815	JPMorgan Floating Rate Income Fund, Select Class Shares	137,179
1,063	JPMorgan Government Bond Fund, Select Class Shares	11,715
13,901	JPMorgan High Yield Fund, Select Class Shares	109,961
13,307	JPMorgan Inflation Managed Bond Fund, Select Class Shares	139,057
13,173	JPMorgan Limited Duration Bond Fund, Select Class Shares	131,732
2,254	JPMorgan Multi-Sector Income Fund, Select Class Shares	23,008
10,817	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	127,963

	Total Fixed Income	1,905,220

	International Equity — 11.8%
5,675	JPMorgan Emerging Economies Fund, Select Class Shares	74,121
3,238	JPMorgan Emerging Markets Equity Fund, Select Class Shares	75,277
9,784	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	181,888
4,134	JPMorgan International Equity Fund, Select Class Shares	64,494
7,175	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	148,370
1,841	JPMorgan Intrepid European Fund, Select Class Shares	46,800
1,413	JPMorgan Latin America Fund, Select Class Shares	24,946

	Total International Equity	615,896

	Money Market — 5.0%
260,269	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (l)	260,269

	U.S. Equity — 40.5%
4,422	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	109,445
5,756	JPMorgan Equity Income Fund, Select Class Shares	79,257
9,422	JPMorgan Intrepid America Fund, Select Class Shares	359,434
4,569	JPMorgan Intrepid Growth Fund, Select Class Shares	175,933
4,483	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	110,278
1,597	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	53,738
11,178	JPMorgan Large Cap Value Fund, Select Class Shares	182,992
13,481	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	179,703
3,452	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	63,353
32,121	JPMorgan U.S. Equity Fund, Select Class Shares	484,700
7,882	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	237,176
2,777	JPMorgan Value Advantage Fund, Select Class Shares	80,852

	Total U.S. Equity	2,116,861

	Total Investments — 100.3% (Cost $4,322,895)	5,235,691
	Liabilities in Excess of Other Assets — (0.3)%	(14,804)

	NET ASSETS — 100.0%	$5,220,887

Percentages indicated are based on net assets.

JPMorgan Investor Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$936,027
Aggregate gross unrealized depreciation	(23,231)

Net unrealized appreciation/depreciation	$912,796

Federal income tax cost of investments	$4,322,895

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,235,691	$—	$—	$5,235,691

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1% (b)
	Alternative Assets — 7.1%
1,687	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	21,033
1,133	JPMorgan Global Natural Resources Fund, Select Class Shares	10,459
13,548	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	136,565
7,228	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	112,604
1,899	JPMorgan Systematic Alpha Fund, Select Class Shares	28,603

	Total Alternative Assets	309,264

	Fixed Income — 55.7%
75,662	JPMorgan Core Bond Fund, Select Class Shares	882,217
65,754	JPMorgan Core Plus Bond Fund, Select Class Shares	547,077
2,037	JPMorgan Emerging Markets Debt Fund, Select Class Shares	17,072
6,075	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (a)	55,889
16,365	JPMorgan Floating Rate Income Fund, Select Class Shares	162,504
2,944	JPMorgan Government Bond Fund, Select Class Shares	32,440
9,734	JPMorgan High Yield Fund, Select Class Shares	76,999
16,790	JPMorgan Inflation Managed Bond Fund, Select Class Shares	175,460
29,009	JPMorgan Limited Duration Bond Fund, Select Class Shares	290,088
1,861	JPMorgan Multi-Sector Income Fund, Select Class Shares	19,001
12,584	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	148,866

	Total Fixed Income	2,407,613

	International Equity — 7.2%
3,095	JPMorgan Emerging Economies Fund, Select Class Shares	40,415
1,748	JPMorgan Emerging Markets Equity Fund, Select Class Shares	40,650
2,776	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	51,612
2,243	JPMorgan International Equity Fund, Select Class Shares	34,986
4,829	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	99,856
1,116	JPMorgan Intrepid European Fund, Select Class Shares	28,361
941	JPMorgan Latin America Fund, Select Class Shares	16,610

	Total International Equity	312,490

	Money Market — 4.1%
175,666	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (l)	175,666

	U.S. Equity — 26.0%
1,631	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	40,361
5,425	JPMorgan Equity Income Fund, Select Class Shares	74,704
6,651	JPMorgan Intrepid America Fund, Select Class Shares	253,718
2,831	JPMorgan Intrepid Growth Fund, Select Class Shares	109,014
1,709	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	42,050
2,753	JPMorgan Large Cap Value Fund, Select Class Shares	45,059
4,475	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	59,655
863	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	25,584
2,467	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	45,266
15,931	JPMorgan U.S. Equity Fund, Select Class Shares	240,405
4,519	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	135,965
1,873	JPMorgan Value Advantage Fund, Select Class Shares	54,541

	Total U.S. Equity	1,126,322

	Total Investments — 100.1% (Cost $3,823,556)	4,331,355
	Liabilities in Excess of Other Assets — (0.1)%	(5,127)

	NET ASSETS — 100.0%	$4,326,228

Percentages indicated are based on net assets.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$528,658
Aggregate gross unrealized depreciation	(20,859)

Net unrealized appreciation/depreciation	$507,799

Federal income tax cost of investments	$3,823,556

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,331,355	$—	$—	$4,331,355

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.3% (b)
	Alternative Assets — 6.1%
1,308	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	16,310
980	JPMorgan Global Natural Resources Fund, Select Class Shares	9,047
7,797	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	78,598
3,723	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	58,011
1,749	JPMorgan Systematic Alpha Fund, Select Class Shares	26,344

	Total Alternative Assets	188,310

	Fixed Income — 23.7%
21,313	JPMorgan Core Bond Fund, Select Class Shares	248,506
20,558	JPMorgan Core Plus Bond Fund, Select Class Shares	171,039
1,070	JPMorgan Emerging Markets Debt Fund, Select Class Shares	8,963
2,010	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (a)	18,492
8,209	JPMorgan Floating Rate Income Fund, Select Class Shares	81,520
980	JPMorgan Government Bond Fund, Select Class Shares	10,800
8,097	JPMorgan High Yield Fund, Select Class Shares	64,049
6,522	JPMorgan Inflation Managed Bond Fund, Select Class Shares	68,153
1,471	JPMorgan Multi-Sector Income Fund, Select Class Shares	15,014
4,336	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	51,292

	Total Fixed Income	737,828

	International Equity — 15.6%
3,995	JPMorgan Emerging Economies Fund, Select Class Shares	52,172
2,347	JPMorgan Emerging Markets Equity Fund, Select Class Shares	54,576
6,357	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	118,170
6,138	JPMorgan International Equity Fund, Select Class Shares	95,757
4,721	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	97,639
2,084	JPMorgan Intrepid European Fund, Select Class Shares	52,979
684	JPMorgan Latin America Fund, Select Class Shares	12,069

	Total International Equity	483,362

	Money Market — 2.0%
62,998	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (l)	62,998

	U.S. Equity — 52.9%
1,845	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	45,671
3,713	JPMorgan Equity Income Fund, Select Class Shares	51,133
8,595	JPMorgan Intrepid America Fund, Select Class Shares	327,883
2,761	JPMorgan Intrepid Growth Fund, Select Class Shares	106,329
1,716	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	42,202
4,517	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	151,967
11,494	JPMorgan Large Cap Value Fund, Select Class Shares	188,155
9,566	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	127,521
618	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	18,342
1,352	JPMorgan Small Cap Value Fund, Select Class Shares	36,145
2,661	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	48,834
21,098	JPMorgan U.S. Equity Fund, Select Class Shares	318,372
4,555	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	137,053
1,563	JPMorgan Value Advantage Fund, Select Class Shares	45,507

	Total U.S. Equity	1,645,114

	Total Investments — 100.3% (Cost $2,389,169)	3,117,612
	Liabilities in Excess of Other Assets — (0.3)%	(8,128)

	NET ASSETS — 100.0%	$3,109,484

Percentages indicated are based on net assets.

JPMorgan Investor Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$744,244
Aggregate gross unrealized depreciation	(15,801)

Net unrealized appreciation/depreciation	$728,443

Federal income tax cost of investments	$2,389,169

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,117,612	$—	$—	$3,117,612

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 100.1% (b)
	Alternative Assets — 2.6%
907	JPMorgan Commodities Strategy Fund, Select Class Shares (a)	11,307
671	JPMorgan Global Natural Resources Fund, Select Class Shares	6,193
1,478	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a)	14,903
867	JPMorgan Research Market Neutral Fund, Select Class Shares (a)	13,514
939	JPMorgan Systematic Alpha Fund, Select Class Shares	14,139

	Total Alternative Assets	60,056

	Fixed Income — 7.6%
4,970	JPMorgan Core Bond Fund, Select Class Shares	57,949
1,941	JPMorgan Core Plus Bond Fund, Select Class Shares	16,147
893	JPMorgan Emerging Markets Debt Fund, Select Class Shares	7,482
1,032	JPMorgan Emerging Markets Local Currency Debt Fund, Select Class Shares (a)	9,496
1,370	JPMorgan Floating Rate Income Fund, Select Class Shares	13,608
1,689	JPMorgan High Yield Fund, Select Class Shares	13,359
3,345	JPMorgan Inflation Managed Bond Fund, Select Class Shares	34,958
427	JPMorgan Limited Duration Bond Fund, Select Class Shares	4,273
489	JPMorgan Multi-Sector Income Fund, Select Class Shares	4,998
946	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	11,188

	Total Fixed Income	173,458

	International Equity — 15.2%
3,306	JPMorgan Emerging Economies Fund, Select Class Shares	43,182
1,824	JPMorgan Emerging Markets Equity Fund, Select Class Shares	42,401
3,531	JPMorgan Global Research Enhanced Index Fund, Select Class Shares	65,638
4,987	JPMorgan International Equity Fund, Select Class Shares	77,798
4,019	JPMorgan International Research Enhanced Equity Fund, Select Class Shares	83,118
1,058	JPMorgan Intrepid European Fund, Select Class Shares	26,889
524	JPMorgan Latin America Fund, Select Class Shares	9,241

	Total International Equity	348,267

	Money Market — 0.9%
20,006	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (l)	20,006

	U.S. Equity — 73.8%
976	JPMorgan Dynamic Growth Fund, Select Class Shares (a)	24,166
2,403	JPMorgan Equity Income Fund, Select Class Shares	33,082
7,320	JPMorgan Intrepid America Fund, Select Class Shares	279,270
3,626	JPMorgan Intrepid Growth Fund, Select Class Shares	139,653
3,357	JPMorgan Intrepid Mid Cap Fund, Select Class Shares	82,586
5,724	JPMorgan Large Cap Growth Fund, Select Class Shares (a)	192,571
14,613	JPMorgan Large Cap Value Fund, Select Class Shares	239,222
9,689	JPMorgan Market Expansion Enhanced Index Fund, Select Class Shares	129,149
506	JPMorgan Mid Cap Growth Fund, Select Class Shares (a)	15,003
1,993	JPMorgan Small Cap Value Fund, Select Class Shares	53,289
1,832	JPMorgan U.S. Dynamic Plus Fund, Select Class Shares	33,621
21,682	JPMorgan U.S. Equity Fund, Select Class Shares	327,186
3,528	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares	106,146
1,230	JPMorgan Value Advantage Fund, Select Class Shares	35,805

	Total U.S. Equity	1,690,749

	Total Investments — 100.1% (Cost $1,578,860)	2,292,536
	Liabilities in Excess of Other Assets — (0.1)%	(1,957)

	NET ASSETS — 100.0%	$2,290,579

Percentages indicated are based on net assets.

JPMorgan Investor Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$723,033
Aggregate gross unrealized depreciation	(9,357)

Net unrealized appreciation/depreciation	$713,676

Federal income tax cost of investments	$1,578,860

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,292,536	$—	$—	$2,292,536

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
	Consumer Discretionary — 23.1%
	Auto Components — 1.0%
2,369	Delphi Automotive plc, (United Kingdom)	145,339

	Automobiles — 1.7%
1,060	Tesla Motors, Inc. (a)	257,338

	Hotels, Restaurants & Leisure — 3.9%
281	Chipotle Mexican Grill, Inc. (a)	187,245
2,954	Las Vegas Sands Corp.	183,787
2,699	Starbucks Corp.	203,632

		574,664

	Internet & Catalog Retail — 5.0%
672	Amazon.com, Inc. (a)	216,821
351	Netflix, Inc. (a)	158,139
319	Priceline Group, Inc. (The) (a)	369,471

		744,431

	Media — 6.0%
6,706	Comcast Corp., Class A	360,665
3,566	Liberty Global plc, (United Kingdom), Series C (a)	146,247
1,930	Time Warner, Inc.	145,133
2,797	Walt Disney Co. (The) (m)	248,999

		901,044

	Specialty Retail — 3.9%
1,423	Gap, Inc. (The)	59,341
5,641	Home Depot, Inc. (The)	517,524

		576,865

	Textiles, Apparel & Luxury Goods — 1.6%
3,445	Michael Kors Holdings Ltd., (Hong Kong) (a)	245,962

	Total Consumer Discretionary	3,445,643

	Consumer Staples — 3.9%
	Food & Staples Retailing — 2.4%
1,637	Costco Wholesale Corp.	205,111
1,971	CVS Health Corp. (m)	156,840

		361,951

	Food Products — 0.8%
911	Keurig Green Mountain, Inc.	118,601

	Household Products — 0.7%
1,588	Colgate-Palmolive Co.	103,582

	Total Consumer Staples	584,134

	Energy — 3.6%
	Energy Equipment & Services — 0.5%
1,298	FMC Technologies, Inc. (a)	70,467

	Oil, Gas & Consumable Fuels — 3.1%
6,450	Cabot Oil & Gas Corp.	210,838
956	Marathon Petroleum Corp.	80,978
899	Pioneer Natural Resources Co.	177,037

		468,853

	Total Energy	539,320

	Financials — 4.2%
	Capital Markets — 2.7%
562	Affiliated Managers Group, Inc. (a)	112,622
368	BlackRock, Inc.	120,822
4,836	TD Ameritrade Holding Corp.	161,387

		394,831

	Diversified Financial Services — 1.5%
2,374	Moody’s Corp.	224,381

	Total Financials	619,212

	Health Care — 21.5%
	Biotechnology — 15.7%
2,029	Alexion Pharmaceuticals, Inc. (a)	336,383
1,056	Biogen Idec, Inc. (a)	349,302
4,463	Celgene Corp. (a)	423,013
6,633	Gilead Sciences, Inc. (a)	706,125
816	Regeneron Pharmaceuticals, Inc. (a)	294,256
2,037	Vertex Pharmaceuticals, Inc. (a)	228,764

		2,337,843

	Health Care Providers & Services — 2.6%
2,199	AmerisourceBergen Corp.	170,014
1,137	McKesson Corp.	221,398

		391,412

	Life Sciences Tools & Services — 0.8%
759	Illumina, Inc. (a)	124,415

	Pharmaceuticals — 2.4%
380	Salix Pharmaceuticals Ltd. (a)	59,324
2,271	Valeant Pharmaceuticals International, Inc. (a)	297,890

		357,214

	Total Health Care	3,210,884

	Industrials — 8.5%
	Aerospace & Defense — 1.7%
2,753	Honeywell International, Inc. (m)	256,378

	Airlines — 1.6%
6,443	Delta Air Lines, Inc.	232,904

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Building Products — 0.4%
1,553	Fortune Brands Home & Security, Inc.	63,831

	Industrial Conglomerates — 0.5%
522	Roper Industries, Inc.	76,378

	Machinery — 1.0%
2,004	Flowserve Corp.	141,336

	Road & Rail — 3.3%
1,494	Kansas City Southern	181,085
2,860	Union Pacific Corp. (m)	310,114

		491,199

	Total Industrials	1,262,026

	Information Technology — 27.3%
	Electronic Equipment, Instruments & Components — 0.9%
1,396	Amphenol Corp., Class A	139,405

	Internet Software & Services — 11.5%
737	Baidu, Inc., (China), ADR (a)	160,792
8,589	Facebook, Inc., Class A (a)	678,867
616	Google, Inc., Class A (a)	362,210
760	Google, Inc., Class C (a)	439,068
376	LinkedIn Corp., Class A (a)	78,108

		1,719,045

	IT Services — 6.1%
236	Alliance Data Systems Corp. (a)	58,592
439	Cognizant Technology Solutions Corp., Class A (a)	19,667
6,631	MasterCard, Inc., Class A	490,186
1,578	Visa, Inc., Class A	336,676

		905,121

	Semiconductors & Semiconductor Equipment — 3.8%
2,624	ARM Holdings plc, (United Kingdom), ADR	114,656
2,421	ASML Holding N.V., (Netherlands), None,	239,211
2,478	Avago Technologies Ltd., (Singapore)	215,542

		569,409

	Software — 2.5%
2,085	Adobe Systems, Inc. (a)	144,275
3,366	salesforce.com, Inc. (a)	193,635
570	Splunk, Inc. (a)	31,555

		369,465

	Technology Hardware, Storage & Peripherals — 2.5%
1,236	3D Systems Corp. (a)	57,318
3,074	Apple, Inc. (m)	309,705

		367,023

	Total Information Technology	4,069,468

	Materials — 6.7%
	Chemicals — 6.7%
1,304	Ecolab, Inc.	149,761
2,510	LyondellBasell Industries N.V., Class A	272,704
1,231	Monsanto Co.	138,477
814	PPG Industries, Inc. (m)	160,088
1,290	Sherwin-Williams Co. (The)	282,453

	Total Materials	1,003,483

	Total Common Stocks (Cost $10,162,014)	14,734,170

Short-Term Investment — 1.4%
	Investment Company — 1.4%
204,586	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $204,586)	204,586

	Total Investments — 100.2% (Cost $10,366,600)	14,938,756
	Liabilities in Excess of Other Assets — (0.2)%	(23,121)

	NET ASSETS — 100.0%	$14,915,635

Percentages indicated are based on net assets.

JPMorgan Large Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,658,818
Aggregate gross unrealized depreciation	(86,662)

Net unrealized appreciation/depreciation	$4,572,156

Federal income tax cost of investments	$10,366,600

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$14,938,756	$—	$—	$14,938,756

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for Industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 10.9%
	Auto Components — 1.0%
62	Tenneco, Inc. (a)	3,217
49	TRW Automotive Holdings Corp. (a)	4,933

		8,150

	Automobiles — 3.3%
833	General Motors Co.	26,597

	Hotels, Restaurants & Leisure — 0.8%
98	Royal Caribbean Cruises Ltd.	6,594

	Household Durables — 1.6%
206	D.R. Horton, Inc.	4,217
182	PulteGroup, Inc.	3,216
44	Ryland Group, Inc. (The)	1,456
75	Taylor Morrison Home Corp., Class A (a)	1,218
22	Whirlpool Corp.	3,204

		13,311

	Media — 2.2%
24	Charter Communications, Inc., Class A (a)	3,678
78	Comcast Corp., Class A	4,168
73	Time Warner, Inc.	5,487
208	Time, Inc. (a)	4,882

		18,215

	Multiline Retail — 0.5%
70	Macy’s, Inc.	4,044

	Specialty Retail — 1.5%
156	Best Buy Co., Inc.	5,243
135	Lowe’s Cos., Inc.	7,139

		12,382

	Total Consumer Discretionary	89,293

	Consumer Staples — 1.7%
	Food & Staples Retailing — 1.7%
124	CVS Health Corp.	9,901
85	Kroger Co. (The)	4,430

	Total Consumer Staples	14,331

	Energy — 11.9%
	Energy Equipment & Services — 0.5%
62	Halliburton Co.	3,981

	Oil, Gas & Consumable Fuels — 11.4%
25	Anadarko Petroleum Corp.	2,577
257	Chevron Corp.	30,715
170	CONSOL Energy, Inc.	6,436
33	Energen Corp.	2,370
35	EQT Corp.	3,176
225	Exxon Mobil Corp. (m)	21,206
244	Marathon Oil Corp.	9,168
149	Occidental Petroleum Corp.	14,336
83	Valero Energy Corp.	3,831

		93,815

	Total Energy	97,796

	Financials — 29.5%
	Banks — 14.7%
1,736	Bank of America Corp.	29,606
204	BB&T Corp.	7,576
482	Citigroup, Inc.	24,994
70	East West Bancorp, Inc.	2,390
239	First Horizon National Corp.	2,934
195	First Niagara Financial Group, Inc.	1,625
101	FirstMerit Corp.	1,774
99	PNC Financial Services Group, Inc. (The)	8,507
269	Regions Financial Corp.	2,705
28	SVB Financial Group (a)	3,183
26	Webster Financial Corp.	761
675	Wells Fargo & Co.	34,995

		121,050

	Capital Markets — 4.7%
92	Charles Schwab Corp. (The)	2,704
105	Invesco Ltd.	4,164
518	Morgan Stanley	17,903
189	State Street Corp.	13,893

		38,664

	Consumer Finance — 0.7%
163	Ally Financial, Inc. (a)	3,770
71	Synchrony Financial (a)	1,748

		5,518

	Diversified Financial Services — 0.5%
22	Intercontinental Exchange, Inc.	4,213

	Insurance — 7.6%
107	ACE Ltd., (Switzerland)	11,216
36	Aflac, Inc. (m)	2,068
373	Hartford Financial Services Group, Inc. (The)	13,909
317	MetLife, Inc.	17,009
174	Prudential Financial, Inc.	15,299
61	Willis Group Holdings plc, (United Kingdom)	2,525

		62,026

	Real Estate Investment Trusts (REITs) — 1.3%
26	AvalonBay Communities, Inc. (m)	3,665

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
96	Liberty Property Trust (m)	3,176
103	Prologis, Inc. (m)	3,887

		10,728

	Total Financials	242,199

	Health Care — 15.4%
	Health Care Equipment & Supplies — 2.7%
144	Abbott Laboratories (m)	5,972
940	Boston Scientific Corp. (a)	11,100
57	CareFusion Corp. (a)	2,598
31	Stryker Corp.	2,471

		22,141

	Health Care Providers & Services — 6.1%
175	Aetna, Inc.	14,199
110	Humana, Inc.	14,362
251	UnitedHealth Group, Inc.	21,638

		50,199

	Pharmaceuticals — 6.6%
90	Bristol-Myers Squibb Co.	4,608
351	Johnson & Johnson	37,401
209	Merck & Co., Inc.	12,374

		54,383

	Total Health Care	126,723

	Industrials — 11.2%
	Aerospace & Defense — 2.0%
16	L-3 Communications Holdings, Inc.	1,843
32	Raytheon Co.	3,272
103	United Technologies Corp.	10,919

		16,034

	Airlines — 1.2%
110	Delta Air Lines, Inc.	3,966
133	United Continental Holdings, Inc. (a)	6,218

		10,184

	Building Products — 0.8%
123	Fortune Brands Home & Security, Inc.	5,061
50	Owens Corning	1,594

		6,655

	Construction & Engineering — 1.8%
224	Fluor Corp.	14,940

	Electrical Equipment — 1.6%
208	Eaton Corp. plc	13,156

	Machinery — 1.0%
47	Oshkosh Corp.	2,075
106	PACCAR, Inc.	6,034

		8,109

	Road & Rail — 2.8%
577	CSX Corp. (m)	18,496
42	Norfolk Southern Corp.	4,665

		23,161

	Total Industrials	92,239

	Information Technology — 8.4%
	Communications Equipment — 0.9%
244	Cisco Systems, Inc.	6,134
22	QUALCOMM, Inc.	1,623

		7,757

	IT Services — 0.3%
43	Fidelity National Information Services, Inc.	2,438

	Semiconductors & Semiconductor Equipment — 2.9%
141	Broadcom Corp., Class A	5,691
202	Freescale Semiconductor Ltd. (a)	3,941
44	KLA-Tencor Corp.	3,460
106	Lam Research Corp.	7,881
131	Teradyne, Inc.	2,544

		23,517

	Software — 1.6%
284	Microsoft Corp.	13,175

	Technology Hardware, Storage & Peripherals — 2.7%
100	Apple, Inc. (m)	10,055
244	Hewlett-Packard Co.	8,662
34	Western Digital Corp.	3,328

		22,045

	Total Information Technology	68,932

	Materials — 3.9%
	Chemicals — 0.6%
152	Axiall Corp.	5,441

	Metals & Mining — 3.3%
824	Alcoa, Inc. (m)	13,252
141	Alumina Ltd., (Australia), ADR (a)	830
107	Century Aluminum Co. (a)	2,767
160	Freeport-McMoRan, Inc.	5,211
36	Reliance Steel & Aluminum Co.	2,476
63	United States Steel Corp.	2,483

		27,019

	Total Materials	32,460

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
82	Verizon Communications, Inc. (m)	4,099

	Utilities — 4.7%
	Electric Utilities — 3.6%
56	Duke Energy Corp.	4,195
102	Edison International	5,693
55	Entergy Corp.	4,253
257	Exelon Corp.	8,768
74	NextEra Energy, Inc.	6,900

		29,809

	Multi-Utilities — 1.1%
134	CenterPoint Energy, Inc.	3,281
75	Dominion Resources, Inc.	5,168

		8,449

	Total Utilities	38,258

	Total Common Stocks (Cost $666,798)	806,330

Short-Term Investment — 1.6%
	Investment Company — 1.6%
13,438	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $13,438 )	13,438

	Total Investments — 99.7% (Cost $680,236)	819,768
	Other Assets in Excess of Liabilities — 0.3%	2,627

	NET ASSETS — 100.0%	$822,395

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or reverse repurchase agreements.

JPMorgan Large Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,359
Aggregate gross unrealized depreciation	(11,827)

Net unrealized appreciation/depreciation	$139,532

Federal income tax cost of investments	$680,236

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$819,768	$—	$—	$819,768

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 12.2%
	Auto Components — 0.4%
14	Drew Industries, Inc.	608
144	Gentex Corp.	3,860
13	Standard Motor Products, Inc.	453
16	Superior Industries International, Inc.	278

		5,199

	Automobiles — 0.1%
30	Thor Industries, Inc.	1,521
19	Winnebago Industries, Inc. (a)	419

		1,940

	Distributors — 0.3%
191	LKQ Corp. (a)	5,068
12	VOXX International Corp. (a)	109

		5,177

	Diversified Consumer Services — 0.6%
13	American Public Education, Inc. (a)	362
73	Apollo Education Group, Inc. (a)	1,833
10	Capella Education Co.	649
26	ITT Educational Services, Inc. (a)	110
19	Matthews International Corp., Class A	832
145	Service Corp. International	3,069
27	Strayer Education, Inc. (a)	1,617

		8,472

	Hotels, Restaurants & Leisure — 1.6%
15	Bally Technologies, Inc. (a)	1,205
58	Boyd Gaming Corp. (a)	590
47	Brinker International, Inc.	2,406
20	Cheesecake Factory, Inc. (The)	901
53	Cracker Barrel Old Country Store, Inc.	5,503
1	DineEquity, Inc.	116
10	Domino’s Pizza, Inc.	731
123	Jack in the Box, Inc.	8,394
13	Marcus Corp. (The)	212
19	Marriott Vacations Worldwide Corp. (a)	1,194
23	Ruth’s Hospitality Group, Inc.	257
47	Scientific Games Corp., Class A (a)	506
1	Sonic Corp. (a)	20
41	Texas Roadhouse, Inc.	1,132
2	Wendy’s Co. (The)	13

		23,180

	Household Durables — 1.7%
21	Helen of Troy Ltd., (Bermuda) (a)	1,118
18	iRobot Corp. (a)	537
142	Jarden Corp. (a)	8,544
57	KB Home	858
35	La-Z-Boy, Inc.	685
6	NVR, Inc. (a)	6,768
30	Ryland Group, Inc. (The)	991
30	Tupperware Brands Corp.	2,061
72	Universal Electronics, Inc. (a)	3,556

		25,118

	Internet & Catalog Retail — 0.1%
9	Blue Nile, Inc. (a)	264
21	HSN, Inc.	1,289
15	PetMed Express, Inc.	199

		1,752

	Leisure Products — 0.6%
8	Arctic Cat, Inc.	296
62	Brunswick Corp.	2,621
43	Polaris Industries, Inc.	6,378

		9,295

	Media — 0.7%
179	E.W. Scripps Co. (The), Class A (a)	2,926
3	John Wiley & Sons, Inc., Class A	172
262	Live Nation Entertainment, Inc. (a)	6,297
8	Meredith Corp.	349

		9,744

	Multiline Retail — 0.2%
39	Big Lots, Inc.	1,680
184	J.C. Penney Co., Inc. (a)	1,846

		3,526

	Specialty Retail — 4.4%
29	Aaron’s, Inc.	704
78	Advance Auto Parts, Inc.	10,187
8	Aeropostale, Inc. (a)	27
35	ANN, Inc. (a)	1,452
93	Ascena Retail Group, Inc. (a)	1,242
27	Barnes & Noble, Inc. (a)	538
29	Brown Shoe Co., Inc.	781
115	Cato Corp. (The), Class A	3,962
180	Chico’s FAS, Inc.	2,652
82	Children’s Place, Inc. (The)	3,924
105	CST Brands, Inc.	3,775
54	Dick’s Sporting Goods, Inc.	2,383
35	Finish Line, Inc. (The), Class A	869
196	Foot Locker, Inc.	10,917

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
17	Genesco, Inc. (a)	1,254
16	Group 1 Automotive, Inc.	1,138
61	Guess?, Inc.	1,330
12	Haverty Furniture Cos., Inc.	256
9	Kirkland’s, Inc. (a)	152
14	Lithia Motors, Inc., Class A	1,084
14	MarineMax, Inc. (a)	240
31	Men’s Wearhouse, Inc. (The)	1,458
47	Murphy USA, Inc. (a)	2,467
396	Office Depot, Inc. (a)	2,035
46	Outerwall, Inc. (a)	2,608
35	Select Comfort Corp. (a)	726
15	Signet Jewelers Ltd., (Bermuda)	1,708
11	Vitamin Shoppe, Inc. (a)	489
61	Williams-Sonoma, Inc.	4,060
14	Zumiez, Inc. (a)	405

		64,823

	Textiles, Apparel & Luxury Goods — 1.5%
83	Crocs, Inc. (a)	1,045
24	Deckers Outdoor Corp. (a)	2,371
139	Hanesbrands, Inc.	14,974
17	Iconix Brand Group, Inc. (a)	611
12	Movado Group, Inc.	387
26	Skechers U.S.A., Inc., Class A (a)	1,392
53	Steven Madden Ltd. (a)	1,716

		22,496

	Total Consumer Discretionary	180,722

	Consumer Staples — 3.3%
	Food & Staples Retailing — 0.7%
58	Andersons, Inc. (The)	3,643
26	Casey’s General Stores, Inc.	1,890
51	SpartanNash Co.	991
344	SUPERVALU, Inc. (a)	3,079

		9,603

	Food Products — 1.8%
8	B&G Foods, Inc.	211
8	Calavo Growers, Inc.	349
10	Cal-Maine Foods, Inc.	852
84	Flowers Foods, Inc.	1,550
24	Hain Celestial Group, Inc. (The) (a)	2,420
96	Ingredion, Inc.	7,258
9	J&J Snack Foods Corp.	888
60	Sanderson Farms, Inc.	5,305
21	Seneca Foods Corp., Class A (a)	605
190	WhiteWave Foods Co. (The) (a)	6,899

		26,337

	Household Products — 0.8%
117	Central Garden & Pet Co., Class A (a)	937
81	Church & Dwight Co., Inc.	5,710
42	Energizer Holdings, Inc.	5,216

		11,863

	Personal Products — 0.0% (g)
9	Medifast, Inc. (a)	303

	Total Consumer Staples	48,106

	Energy — 5.3%
	Energy Equipment & Services — 2.9%
28	Atwood Oceanics, Inc. (a)	1,209
21	Basic Energy Services, Inc. (a)	447
24	Bristow Group, Inc.	1,614
30	C&J Energy Services, Inc. (a)	916
14	Dril-Quip, Inc. (a)	1,288
10	Exterran Holdings, Inc.	455
32	Gulf Island Fabrication, Inc.	548
101	Helix Energy Solutions Group, Inc. (a)	2,239
732	ION Geophysical Corp. (a)	2,042
124	Matrix Service Co. (a)	2,999
62	Oceaneering International, Inc.	4,058
78	Oil States International, Inc. (a)	4,851
205	Patterson-UTI Energy, Inc.	6,673
40	Pioneer Energy Services Corp. (a)	555
215	Superior Energy Services, Inc.	7,076
165	Tesco Corp.	3,281
34	Tidewater, Inc.	1,343
28	Unit Corp. (a)	1,656

		43,250

	Oil, Gas & Consumable Fuels — 2.4%
30	Bill Barrett Corp. (a)	660
24	Carrizo Oil & Gas, Inc. (a)	1,309
32	Comstock Resources, Inc.	598
9	Contango Oil & Gas Co. (a)	299
36	Energen Corp.	2,608
74	Green Plains, Inc.	2,774
13	Gulfport Energy Corp. (a)	678
216	HollyFrontier Corp.	9,442
38	PetroQuest Energy, Inc. (a)	211
43	Rosetta Resources, Inc. (a)	1,909

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
46	SM Energy Co.	3,574
84	Stone Energy Corp. (a)	2,640
51	World Fuel Services Corp.	2,019
239	WPX Energy, Inc. (a)	5,750

		34,471

	Total Energy	77,721

	Financials — 21.1%
	Banks — 5.6%
219	Associated Banc-Corp.	3,823
74	BancorpSouth, Inc.	1,489
45	Bank of Hawaii Corp.	2,536
37	Bank of the Ozarks, Inc.	1,180
12	Banner Corp.	444
52	BBCN Bancorp, Inc.	761
53	Boston Private Financial Holdings, Inc.	652
55	Cathay General Bancorp	1,357
10	City Holding Co.	423
24	City National Corp.	1,843
26	Columbia Banking System, Inc.	656
3	Commerce Bancshares, Inc.	122
28	Community Bank System, Inc.	956
29	Cullen/Frost Bankers, Inc.	2,241
58	CVB Financial Corp.	836
224	East West Bancorp, Inc.	7,614
250	First BanCorp, (Puerto Rico) (a)	1,186
37	First Financial Bancorp	584
49	First Midwest Bancorp, Inc.	792
321	First Niagara Financial Group, Inc.	2,673
286	FirstMerit Corp.	5,029
40	FNB Corp.	483
365	Fulton Financial Corp.	4,041
47	Glacier Bancorp, Inc.	1,228
54	Hancock Holding Co.	1,734
21	Hanmi Financial Corp.	415
29	Home BancShares, Inc.	846
14	Independent Bank Corp.	496
37	MB Financial, Inc.	1,020
47	National Penn Bancshares, Inc.	460
24	NBT Bancorp, Inc.	536
14	Old National Bancorp	177
159	PacWest Bancorp	6,544
23	Pinnacle Financial Partners, Inc.	835
44	PrivateBancorp, Inc.	1,304
30	Prosperity Bancshares, Inc.	1,696
25	Simmons First National Corp., Class A	955
51	SVB Financial Group (a)	5,661
87	Synovus Financial Corp.	2,050
111	TCF Financial Corp.	1,718
7	Tompkins Financial Corp.	323
54	Trustmark Corp.	1,239
77	UMB Financial Corp.	4,179
121	Umpqua Holdings Corp.	1,990
12	United Community Banks, Inc.	204
105	Webster Financial Corp.	3,047
40	Wilshire Bancorp, Inc.	366
31	Wintrust Financial Corp.	1,390

		82,134

	Capital Markets — 1.7%
35	Eaton Vance Corp.	1,305
28	Evercore Partners, Inc., Class A	1,302
20	HFF, Inc., Class A	584
27	Investment Technology Group, Inc. (a)	428
10	Piper Jaffray Cos. (a)	523
157	Raymond James Financial, Inc.	8,400
204	SEI Investments Co.	7,393
40	Stifel Financial Corp. (a)	1,858
5	Virtus Investment Partners, Inc.	886
55	Waddell & Reed Financial, Inc., Class A	2,859

		25,538

	Consumer Finance — 0.2%
37	Cash America International, Inc.	1,606
14	Encore Capital Group, Inc. (a)	624
37	Ezcorp, Inc., Class A (a)	366
5	First Cash Financial Services, Inc. (a)	303
13	Green Dot Corp., Class A (a)	273
10	World Acceptance Corp. (a)	652

		3,824

	Diversified Financial Services — 0.5%
55	CBOE Holdings, Inc.	2,920
83	MSCI, Inc. (a)	3,905

		6,825

	Insurance — 4.0%
7	Alleghany Corp. (a)	2,912
58	American Financial Group, Inc.	3,373
12	AMERISAFE, Inc.	466
108	Aspen Insurance Holdings Ltd., (Bermuda)	4,638

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
60	Brown & Brown, Inc.	1,933
63	Everest Re Group Ltd., (Bermuda)	10,266
91	Hanover Insurance Group, Inc. (The)	5,560
116	HCC Insurance Holdings, Inc.	5,593
26	Horace Mann Educators Corp.	746
33	Kemper Corp.	1,133
25	Mercury General Corp.	1,210
8	Navigators Group, Inc. (The) (a)	507
233	Old Republic International Corp.	3,327
126	Protective Life Corp.	8,717
41	Reinsurance Group of America, Inc.	3,245
10	Safety Insurance Group, Inc.	538
37	Selective Insurance Group, Inc.	810
6	StanCorp Financial Group, Inc.	405
13	Stewart Information Services Corp.	377
61	W.R. Berkley Corp.	2,895

		58,651

	Real Estate Investment Trusts (REITs) — 8.1%
29	Acadia Realty Trust	809
42	Alexandria Real Estate Equities, Inc.	3,064
69	American Campus Communities, Inc.	2,506
36	Associated Estates Realty Corp.	625
103	BioMed Realty Trust, Inc.	2,080
54	Camden Property Trust	3,670
11	CareTrust REIT, Inc. (a)	153
47	Cedar Realty Trust, Inc.	277
24	CoreSite Realty Corp.	795
49	Corporate Office Properties Trust	1,254
86	Corrections Corp. of America	2,956
179	Cousins Properties, Inc.	2,143
461	DiamondRock Hospitality Co.	5,844
210	Duke Realty Corp.	3,603
19	EastGroup Properties, Inc.	1,136
31	EPR Properties	1,587
40	Equity One, Inc.	876
69	Extra Space Storage, Inc.	3,577
13	Federal Realty Investment Trust	1,579
48	Franklin Street Properties Corp.	541
135	Geo Group, Inc. (The)	5,155
17	Getty Realty Corp.	296
26	Government Properties Income Trust	562
51	Healthcare Realty Trust, Inc.	1,217
87	Highwoods Properties, Inc.	3,385
33	Home Properties, Inc.	1,919
82	Hospitality Properties Trust	2,214
52	Inland Real Estate Corp.	513
49	Kilroy Realty Corp.	2,910
104	Kite Realty Group Trust	2,514
193	LaSalle Hotel Properties	6,609
78	Liberty Property Trust	2,594
20	LTC Properties, Inc.	752
59	Mack-Cali Realty Corp.	1,122
90	Medical Properties Trust, Inc.	1,109
53	Mid-America Apartment Communities, Inc.	3,481
14	Parkway Properties, Inc.	268
36	Post Properties, Inc.	1,843
94	Potlatch Corp.	3,792
12	PS Business Parks, Inc.	933
81	Rayonier, Inc.	2,531
74	Realty Income Corp.	3,023
60	Regency Centers Corp.	3,221
8	Saul Centers, Inc.	368
124	Senior Housing Properties Trust	2,602
60	SL Green Realty Corp.	6,078
20	Sovran Self Storage, Inc.	1,508
62	Tanger Factory Outlet Centers, Inc.	2,025
89	Taubman Centers, Inc.	6,511
167	UDR, Inc.	4,558
8	Universal Health Realty Income Trust	340
16	Urstadt Biddle Properties, Inc., Class A	317
107	Washington Prime Group, Inc.	1,867
81	Weingarten Realty Investors	2,554

		119,766

	Real Estate Management & Development — 0.7%
62	Alexander & Baldwin, Inc.	2,224
23	Forestar Group, Inc. (a)	406
62	Jones Lang LaSalle, Inc.	7,787

		10,417

	Thrifts & Mortgage Finance — 0.3%
29	Bank Mutual Corp.	184
8	BofI Holding, Inc. (a)	552
18	Dime Community Bancshares, Inc.	265
57	New York Community Bancorp, Inc.	901
36	Provident Financial Services, Inc.	586
60	TrustCo Bank Corp.	388

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
62	Washington Federal, Inc.	1,261

		4,137

	Total Financials	311,292

	Health Care — 10.0%
	Biotechnology — 0.9%
25	Acorda Therapeutics, Inc. (a)	860
67	Cubist Pharmaceuticals, Inc. (a)	4,467
18	Emergent Biosolutions, Inc. (a)	386
58	United Therapeutics Corp. (a)	7,497

		13,210

	Health Care Equipment & Supplies — 2.5%
96	Align Technology, Inc. (a)	4,966
18	CONMED Corp.	673
12	Cooper Cos., Inc. (The)	1,880
119	CryoLife, Inc.	1,171
18	Cyberonics, Inc. (a)	911
12	Cynosure, Inc., Class A (a)	250
15	Greatbatch, Inc. (a)	645
107	Hill-Rom Holdings, Inc.	4,442
357	Hologic, Inc. (a)	8,691
8	ICU Medical, Inc. (a)	531
38	IDEXX Laboratories, Inc. (a)	4,431
13	Masimo Corp. (a)	276
17	Natus Medical, Inc. (a)	509
32	NuVasive, Inc. (a)	1,131
82	ResMed, Inc.	4,042
8	SurModics, Inc. (a)	149
190	Symmetry Medical, Inc. (a)	1,914
41	Thoratec Corp. (a)	1,087

		37,699

	Health Care Providers & Services — 4.4%
26	AMN Healthcare Services, Inc. (a)	408
21	Amsurg Corp. (a)	1,063
94	Centene Corp. (a)	7,774
134	Community Health Systems, Inc. (a)	7,342
285	Cross Country Healthcare, Inc. (a)	2,648
11	Ensign Group, Inc. (The)	371
135	Gentiva Health Services, Inc. (a)	2,270
78	Health Net, Inc. (a)	3,614
59	Henry Schein, Inc. (a)	6,893
35	Kindred Healthcare, Inc.	673
30	LifePoint Hospitals, Inc. (a)	2,103
18	Magellan Health, Inc. (a)	989
51	MEDNAX, Inc. (a)	2,800
22	Molina Healthcare, Inc. (a)	947
8	MWI Veterinary Supply, Inc. (a)	1,257
71	Omnicare, Inc.	4,400
141	Owens & Minor, Inc.	4,628
17	PharMerica Corp. (a)	425
61	Universal Health Services, Inc., Class B	6,358
162	VCA, Inc. (a)	6,362
40	WellCare Health Plans, Inc. (a)	2,414

		65,739

	Health Care Technology — 0.1%
9	Medidata Solutions, Inc. (a)	402
22	Omnicell, Inc. (a)	589

		991

	Life Sciences Tools & Services — 0.8%
340	Affymetrix, Inc. (a)	2,710
32	Charles River Laboratories International, Inc. (a)	1,936
23	Covance, Inc. (a)	1,843
13	Mettler-Toledo International, Inc. (a)	3,271
38	PAREXEL International Corp. (a)	2,425

		12,185

	Pharmaceuticals — 1.3%
140	Endo International plc, (Ireland) (a)	9,587
45	Impax Laboratories, Inc. (a)	1,069
53	Medicines Co. (The) (a)	1,172
34	Prestige Brands Holdings, Inc. (a)	1,087
36	Salix Pharmaceuticals Ltd. (a)	5,611

		18,526

	Total Health Care	148,350

	Industrials — 16.2%
	Aerospace & Defense — 2.1%
26	AAR Corp.	630
51	Alliant Techsystems, Inc.	6,568
22	B/E Aerospace, Inc. (a)	1,817
81	Engility Holdings, Inc. (a)	2,520
353	Exelis, Inc.	5,838
95	Huntington Ingalls Industries, Inc.	9,937
21	Moog, Inc., Class A (a)	1,456
21	Orbital Sciences Corp. (a)	593
24	Triumph Group, Inc.	1,580
20	Vectrus, Inc. (a)	383

		31,322

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Air Freight & Logistics — 0.1%
19	Forward Air Corp.	850
23	Hub Group, Inc., Class A (a)	938

		1,788

	Airlines — 0.5%
102	Alaska Air Group, Inc.	4,425
10	Allegiant Travel Co.	1,277
160	JetBlue Airways Corp. (a)	1,700
34	SkyWest, Inc.	265

		7,667

	Building Products — 1.2%
131	A.O. Smith Corp.	6,180
82	American Woodmark Corp. (a)	3,026
111	Fortune Brands Home & Security, Inc.	4,575
104	Griffon Corp.	1,180
36	Lennox International, Inc.	2,749
13	Universal Forest Products, Inc.	542

		18,252

	Commercial Services & Supplies — 1.5%
168	ABM Industries, Inc.	4,305
157	Civeo Corp.	1,820
26	Clean Harbors, Inc. (a)	1,386
36	Deluxe Corp.	1,988
11	Herman Miller, Inc.	342
28	HNI Corp.	1,021
12	MSA Safety, Inc.	582
396	R.R. Donnelley & Sons Co.	6,523
53	Tetra Tech, Inc.	1,326
11	UniFirst Corp.	1,018
22	United Stationers, Inc.	844
13	Viad Corp.	267

		21,422

	Construction & Engineering — 1.4%
192	AECOM Technology Corp. (a)	6,493
26	Aegion Corp. (a)	579
24	Comfort Systems USA, Inc.	328
94	EMCOR Group, Inc.	3,767
26	Granite Construction, Inc.	821
97	KBR, Inc.	1,834
126	URS Corp.	7,262

		21,084

	Electrical Equipment — 1.0%
65	EnerSys	3,795
138	General Cable Corp.	2,083
29	Hubbell, Inc., Class B	3,517
80	Regal-Beloit Corp.	5,111

		14,506

	Industrial Conglomerates — 0.5%
96	Carlisle Cos., Inc.	7,711

	Machinery — 4.2%
46	Actuant Corp., Class A	1,390
125	AGCO Corp.	5,665
18	Albany International Corp., Class A	620
27	Barnes Group, Inc.	811
33	Briggs & Stratton Corp.	601
11	CIRCOR International, Inc.	760
75	Crane Co.	4,717
41	Federal Signal Corp.	538
47	Hillenbrand, Inc.	1,451
42	IDEX Corp.	3,061
139	ITT Corp.	6,256
18	John Bean Technologies Corp.	517
52	Kennametal, Inc.	2,144
11	Lydall, Inc. (a)	286
27	Nordson Corp.	2,072
70	Oshkosh Corp.	3,075
68	SPX Corp.	6,424
8	Standex International Corp.	623
13	Tennant Co.	842
125	Terex Corp.	3,980
53	Timken Co.	2,241
111	Trinity Industries, Inc.	5,181
18	Valmont Industries, Inc.	2,469
67	Wabtec Corp.	5,432
7	Watts Water Technologies, Inc., Class A	413

		61,569

	Marine — 0.6%
38	Kirby Corp. (a)	4,490
166	Matson, Inc.	4,158

		8,648

	Professional Services — 1.5%
8	CDI Corp.	118
21	Corporate Executive Board Co. (The)	1,254
9	Exponent, Inc.	638
24	FTI Consulting, Inc. (a)	848
123	Heidrick & Struggles International, Inc.	2,532

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued
32	Korn/Ferry International (a)	795
112	Manpowergroup, Inc.	7,850
28	On Assignment, Inc. (a)	744
127	Resources Connection, Inc.	1,765
43	Towers Watson & Co., Class A	4,251
27	TrueBlue, Inc. (a)	678

		21,473

	Road & Rail — 1.1%
126	ArcBest Corp.	4,681
132	Con-way, Inc.	6,260
13	J.B. Hunt Transport Services, Inc.	953
29	Landstar System, Inc.	2,113
36	Old Dominion Freight Line, Inc. (a)	2,571

		16,578

	Trading Companies & Distributors — 0.5%
28	Applied Industrial Technologies, Inc.	1,278
11	GATX Corp.	665
4	MSC Industrial Direct Co., Inc., Class A	342
73	NOW, Inc. (a)	2,220
33	Watsco, Inc.	2,853

		7,358

	Total Industrials	239,378

	Information Technology — 16.6%
	Communications Equipment — 0.9%
135	ARRIS Group, Inc. (a)	3,825
36	Bel Fuse, Inc., Class B	878
30	Ciena Corp. (a)	509
38	Ixia (a)	346
157	JDS Uniphase Corp. (a)	2,012
4	NETGEAR, Inc. (a)	133
398	Polycom, Inc. (a)	4,890
59	Riverbed Technology, Inc. (a)	1,097

		13,690

	Electronic Equipment, Instruments & Components — 3.9%
19	Anixter International, Inc.	1,646
159	Arrow Electronics, Inc. (a)	8,809
198	Avnet, Inc.	8,210
22	Belden, Inc.	1,410
218	Benchmark Electronics, Inc. (a)	4,840
16	Coherent, Inc. (a)	975
17	Electro Scientific Industries, Inc.	113
26	FEI Co.	1,932
18	Gerber Scientific, Inc. (a) (i)	—
10	II-VI, Inc. (a)	116
200	Ingram Micro, Inc., Class A (a)	5,164
31	Insight Enterprises, Inc. (a)	695
27	Itron, Inc. (a)	1,050
58	Knowles Corp. (a)	1,542
15	Littelfuse, Inc.	1,236
24	Methode Electronics, Inc.	879
27	Newport Corp. (a)	476
103	Plexus Corp. (a)	3,815
19	Rofin-Sinar Technologies, Inc. (a)	435
11	Rogers Corp. (a)	575
104	Sanmina Corp. (a)	2,172
19	ScanSource, Inc. (a)	668
94	Tech Data Corp. (a)	5,534
139	Trimble Navigation Ltd. (a)	4,247
94	Vishay Intertechnology, Inc.	1,341

		57,880

	Internet Software & Services — 1.2%
67	AOL, Inc. (a)	3,002
41	Conversant, Inc. (a)	1,394
15	Dealertrack Technologies, Inc. (a)	634
24	Digital River, Inc. (a)	352
45	Equinix, Inc. (a)	9,540
21	j2 Global, Inc.	1,044
18	Liquidity Services, Inc. (a)	242
14	LogMeIn, Inc. (a)	639
21	Perficient, Inc. (a)	316
137	QuinStreet, Inc. (a)	571
12	Rackspace Hosting, Inc. (a)	396

		18,130

	IT Services — 3.4%
37	Acxiom Corp. (a)	611
177	Broadridge Financial Solutions, Inc.	7,385
16	CACI International, Inc., Class A (a)	1,134
9	Cardtronics, Inc. (a)	327
120	Convergys Corp.	2,147
22	CSG Systems International, Inc.	587
67	DST Systems, Inc.	5,621
65	ExlService Holdings, Inc. (a)	1,586
9	Forrester Research, Inc.	313
61	Gartner, Inc. (a)	4,470

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
105	Global Payments, Inc.	7,346
37	Heartland Payment Systems, Inc.	1,788
45	iGATE Corp. (a)	1,651
44	Jack Henry & Associates, Inc.	2,464
41	Leidos Holdings, Inc.	1,401
16	ManTech International Corp., Class A	420
11	MAXIMUS, Inc.	442
29	Science Applications International Corp.	1,283
126	Sykes Enterprises, Inc. (a)	2,527
41	TeleTech Holdings, Inc. (a)	1,004
152	VeriFone Systems, Inc. (a)	5,220
16	Virtusa Corp. (a)	565

		50,292

	Semiconductors & Semiconductor Equipment — 3.1%
29	Advanced Energy Industries, Inc. (a)	547
304	Atmel Corp. (a)	2,458
44	Brooks Automation, Inc.	461
16	Cabot Microelectronics Corp. (a)	644
42	Cirrus Logic, Inc. (a)	883
80	Cree, Inc. (a)	3,294
12	Diodes, Inc. (a)	278
123	DSP Group, Inc. (a)	1,090
71	Entropic Communications, Inc. (a)	189
81	Fairchild Semiconductor International, Inc. (a)	1,261
93	Integrated Device Technology, Inc. (a)	1,476
50	International Rectifier Corp. (a)	1,970
82	Intersil Corp., Class A	1,170
41	Kopin Corp. (a)	139
358	Kulicke & Soffa Industries, Inc., (Singapore) (a)	5,091
90	Microsemi Corp. (a)	2,297
41	MKS Instruments, Inc.	1,384
11	Nanometrics, Inc. (a)	169
133	Pericom Semiconductor Corp. (a)	1,296
5	Power Integrations, Inc.	245
330	RF Micro Devices, Inc. (a)	3,805
209	Skyworks Solutions, Inc.	12,118
21	SunEdison, Inc. (a)	396
134	Teradyne, Inc.	2,591
17	Ultratech, Inc. (a)	395

		45,647

	Software — 3.5%
84	ANSYS, Inc. (a)	6,356
188	Cadence Design Systems, Inc. (a)	3,241
23	Fair Isaac Corp.	1,281
89	Fortinet, Inc. (a)	2,236
57	Informatica Corp. (a)	1,968
33	Mentor Graphics Corp.	668
5	MicroStrategy, Inc., Class A (a)	701
8	Progress Software Corp. (a)	203
161	PTC, Inc. (a)	5,949
238	Rovi Corp. (a)	4,699
43	SolarWinds, Inc. (a)	1,816
46	Solera Holdings, Inc.	2,581
207	Synopsys, Inc. (a)	8,222
217	Take-Two Interactive Software, Inc. (a)	5,000
256	TIBCO Software, Inc. (a)	6,037

		50,958

	Technology Hardware, Storage & Peripherals — 0.6%
36	3D Systems Corp. (a)	1,649
288	Avid Technology, Inc. (a)	2,910
35	Diebold, Inc.	1,253
58	Lexmark International, Inc., Class A	2,480
57	QLogic Corp. (a)	519

		8,811

	Total Information Technology	245,408

	Materials — 7.1%
	Chemicals — 3.0%
21	A Schulman, Inc.	759
49	Albemarle Corp.	2,911
78	Ashland, Inc.	8,117
106	Cabot Corp.	5,404
39	Calgon Carbon Corp. (a)	757
49	Cytec Industries, Inc.	2,316
33	FutureFuel Corp.	390
14	Koppers Holdings, Inc.	455
21	Kraton Performance Polymers, Inc. (a)	374
17	Minerals Technologies, Inc.	1,064
54	Olin Corp.	1,362
19	OM Group, Inc.	482
8	Quaker Chemical Corp.	596
27	Rayonier Advanced Materials, Inc.	890
150	RPM International, Inc.	6,858
90	Scotts Miracle-Gro Co. (The), Class A	4,956
12	Stepan Co.	545

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
65	Valspar Corp. (The)	5,115
14	Zep, Inc.	194

		43,545

	Construction Materials — 0.0% (g)
40	Headwaters, Inc. (a)	503

	Containers & Packaging — 1.1%
74	Packaging Corp. of America	4,694
167	Rock-Tenn Co., Class A	7,931
43	Silgan Holdings, Inc.	2,023
41	Sonoco Products Co.	1,630

		16,278

	Metals & Mining — 2.6%
170	AK Steel Holding Corp. (a)	1,362
33	Century Aluminum Co. (a)	852
78	Commercial Metals Co.	1,336
43	Compass Minerals International, Inc.	3,607
45	Globe Specialty Metals, Inc.	819
18	Kaiser Aluminum Corp.	1,361
14	Materion Corp.	429
6	Olympic Steel, Inc.	114
103	Reliance Steel & Aluminum Co.	7,017
15	Royal Gold, Inc.	999
192	Steel Dynamics, Inc.	4,345
26	TimkenSteel Corp.	1,229
35	U.S. Silica Holdings, Inc.	2,163
173	United States Steel Corp.	6,792
142	Worthington Industries, Inc.	5,301

		37,726

	Paper & Forest Products — 0.4%
42	Domtar Corp., (Canada)	1,478
52	KapStone Paper & Packaging Corp. (a)	1,455
12	Neenah Paper, Inc.	652
29	PH Glatfelter Co.	628
57	Schweitzer-Mauduit International, Inc.	2,348

		6,561

	Total Materials	104,613

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
25	Atlantic Tele-Network, Inc.	1,332
100	tw telecom, inc. (a)	4,180

		5,512

	Wireless Telecommunication Services — 0.0% (g)
10	NTELOS Holdings Corp.	110

	Total Telecommunication Services	5,622

	Utilities — 4.3%
	Electric Utilities — 1.1%
56	El Paso Electric Co.	2,053
201	Great Plains Energy, Inc.	4,848
132	Hawaiian Electric Industries, Inc.	3,494
59	IDACORP, Inc.	3,188
91	OGE Energy Corp.	3,393

		16,976

	Gas Utilities — 1.8%
138	Atmos Energy Corp.	6,581
15	Laclede Group, Inc. (The)	694
21	National Fuel Gas Co.	1,493
88	New Jersey Resources Corp.	4,443
6	Northwest Natural Gas Co.	254
114	Questar Corp.	2,532
35	Southwest Gas Corp.	1,684
252	UGI Corp.	8,586
6	WGL Holdings, Inc.	253

		26,520

	Multi-Utilities — 1.3%
73	Alliant Energy Corp.	4,065
60	Avista Corp.	1,841
61	Black Hills Corp.	2,927
154	MDU Resources Group, Inc.	4,294
26	NorthWestern Corp.	1,168
127	Vectren Corp.	5,059

		19,354

	Water Utilities — 0.1%
26	American States Water Co.	783

	Total Utilities	63,633

	Total Common Stocks (Cost $1,030,276)	1,424,845

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
3,660	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $3,661)	3,661

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
48,595	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $48,595)	48,595

	Total Investments — 100.1% (Cost $1,082,532)	1,477,101
	Liabilities in Excess of Other Assets — (0.1)%	(1,120)

	NET ASSETS — 100.0%	$1,475,981

Percentages indicated are based on net assets.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
125	E-mini Russell 2000	12/19/14	$13,708	$(735)
302	S&P Mid Cap 400	12/19/14	41,235	(1,685)

				$(2,420)

(EMPTY) (EMPTY)

(EMPTY)(EMPTY) NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$417,333
Aggregate gross unrealized depreciation	(22,764)

Net unrealized appreciation/depreciation	$394,569

Federal income tax cost of investments	$1,082,532

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments —Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Market Expansion Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$180,722	$—	$—		$180,722
Consumer Staples	48,106	—	—		48,106
Energy	77,721	—	—		77,721
Financials	311,292	—	—		311,292
Health Care	148,350	—	—		148,350
Industrials	239,378	—	—		239,378
Information Technology	245,408	—	—	(a)	245,408
Materials	104,613	—	—		104,613
Telecommunication Services	5,622	—	—		5,622
Utilities	63,633	—	—		63,633

Total Common Stocks	1,424,845	—	—	(a)	1,424,845

Debt Securities
U.S. Treasury Obligations	—	3,661	—		3,661
Short-Term Investments
Investment Company	48,595	—	—		48,595

Total Investments in Securities	$1,473,440	$3,661	$—		$1,477,101

Depreciation in Other Financial Instruments
Futures Contracts	$(2,420)	$—	$—		$(2,420)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 22.7%
	Auto Components — 1.1%
468	BorgWarner, Inc.	24,595

	Automobiles — 2.6%
392	Harley-Davidson, Inc.	22,786
140	Tesla Motors, Inc. (a)	33,975

		56,761

	Hotels, Restaurants & Leisure — 4.1%
33	Chipotle Mexican Grill, Inc. (a)	21,798
898	Hilton Worldwide Holdings, Inc. (a)	22,125
636	Norwegian Cruise Line Holdings Ltd. (a)	22,912
133	Panera Bread Co., Class A (a)	21,674

		88,509

	Household Durables — 2.0%
197	Mohawk Industries, Inc. (a)	26,613
499	Toll Brothers, Inc. (a)	15,546

		42,159

	Internet & Catalog Retail — 2.2%
62	Netflix, Inc. (a)	27,883
219	TripAdvisor, Inc. (a)	19,993

		47,876

	Multiline Retail — 0.8%
377	Big Lots, Inc.	16,213

	Specialty Retail — 6.3%
178	Advance Auto Parts, Inc.	23,154
508	GameStop Corp., Class A	20,930
152	Signet Jewelers Ltd., (Bermuda)	17,349
257	Ulta Salon Cosmetics & Fragrance, Inc. (a)	30,322
638	Urban Outfitters, Inc. (a)	23,426
298	Williams-Sonoma, Inc.	19,811

		134,992

	Textiles, Apparel & Luxury Goods — 3.6%
259	lululemon athletica, Inc., (Canada) (a)	10,872
432	Michael Kors Holdings Ltd., (Hong Kong) (a)	30,855
208	Ralph Lauren Corp. (m)	34,338

		76,065

	Total Consumer Discretionary	487,170

	Consumer Staples — 2.0%
	Beverages — 1.1%
269	Monster Beverage Corp. (a)	24,650

	Food & Staples Retailing — 0.9%
653	Sprouts Farmers Market, Inc. (a)	18,968

	Total Consumer Staples	43,618

	Energy — 5.5%
	Energy Equipment & Services — 0.7%
176	Dril-Quip, Inc. (a)	15,690

	Oil, Gas & Consumable Fuels — 4.8%
251	Antero Resources Corp. (a)	13,755
513	Cabot Oil & Gas Corp.	16,767
233	Concho Resources, Inc. (a)	29,254
752	Laredo Petroleum, Inc. (a)	16,848
426	Plains All American Pipeline LP	25,068

		101,692

	Total Energy	117,382

	Financials — 10.5%
	Banks — 2.0%
584	East West Bancorp, Inc.	19,846
199	Signature Bank (a)	22,333

		42,179

	Capital Markets — 5.3%
204	Affiliated Managers Group, Inc. (a)	40,893
494	Blackstone Group LP (The)	15,561
598	Lazard Ltd., (Bermuda), Class A	30,324
824	TD Ameritrade Holding Corp.	27,483

		114,261

	Diversified Financial Services — 1.5%
335	Moody’s Corp.	31,658

	Real Estate Management & Development — 1.7%
1,264	CBRE Group, Inc., Class A (a)	37,597

	Total Financials	225,695

	Health Care — 13.8%
	Biotechnology — 2.0%
88	Alexion Pharmaceuticals, Inc. (a)	14,576
252	Vertex Pharmaceuticals, Inc. (a)	28,268

		42,844

	Health Care Equipment & Supplies — 1.6%
345	Insulet Corp. (a)	12,710
283	Sirona Dental Systems, Inc. (a)	21,685

		34,395

	Health Care Providers & Services — 4.0%
626	Brookdale Senior Living, Inc. (a)	20,173
636	Envision Healthcare Holdings, Inc. (a)	22,070
210	Humana, Inc. (m)	27,415

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
463	Premier, Inc., Class A (a)	15,208

		84,866

	Health Care Technology — 0.5%
375	Veeva Systems, Inc., Class A (a)	10,558

	Life Sciences Tools & Services — 3.7%
457	Agilent Technologies, Inc.	26,014
638	Bruker Corp. (a)	11,804
254	Illumina, Inc. (a)	41,619

		79,437

	Pharmaceuticals — 2.0%
105	Jazz Pharmaceuticals plc (a)	16,907
203	Valeant Pharmaceuticals International, Inc. (a)	26,568

		43,475

	Total Health Care	295,575

	Industrials — 18.5%
	Airlines — 1.2%
712	Delta Air Lines, Inc.	25,732

	Building Products — 2.3%
333	A.O. Smith Corp.	15,754
817	Fortune Brands Home & Security, Inc.	33,603

		49,357

	Commercial Services & Supplies — 1.1%
200	Stericycle, Inc. (a)	23,343

	Electrical Equipment — 2.0%
361	Acuity Brands, Inc.	42,505

	Industrial Conglomerates — 1.1%
283	Carlisle Cos., Inc.	22,748

	Machinery — 5.2%
235	Colfax Corp. (a)	13,377
363	Flowserve Corp.	25,585
236	Middleby Corp. (The) (a)	20,781
400	Pall Corp. (m)	33,488
197	WABCO Holdings, Inc. (a)	17,944

		111,175

	Marine — 1.3%
241	Kirby Corp. (a)	28,449

	Road & Rail — 1.2%
120	Canadian Pacific Railway Ltd., (Canada)	24,834

	Trading Companies & Distributors — 3.1%
1,145	HD Supply Holdings, Inc. (a)	31,213
252	MSC Industrial Direct Co., Inc., Class A	21,493
167	Watsco, Inc.	14,392

		67,098

	Total Industrials	395,241

	Information Technology — 23.8%
	Communications Equipment — 2.0%
498	Aruba Networks, Inc. (a)	10,742
817	Ciena Corp. (a) (m)	13,657
192	Palo Alto Networks, Inc. (a)	18,865

		43,264

	Electronic Equipment, Instruments & Components — 1.6%
341	Amphenol Corp., Class A	34,012

	Internet Software & Services — 3.4%
140	CoStar Group, Inc. (a)	21,760
389	Dealertrack Technologies, Inc. (a)	16,904
552	Pandora Media, Inc. (a)	13,341
417	Twitter, Inc. (a)	21,499

		73,504

	IT Services — 2.8%
161	Alliance Data Systems Corp. (a)	39,897
599	VeriFone Systems, Inc. (a)	20,577

		60,474

	Semiconductors & Semiconductor Equipment — 5.6%
1,645	Applied Materials, Inc. (m)	35,549
414	Avago Technologies Ltd., (Singapore)	36,035
335	Lam Research Corp. (m)	25,010
339	NXP Semiconductor N.V., (Netherlands) (a)	23,170

		119,764

	Software — 7.4%
507	Autodesk, Inc. (a) (m)	27,908
196	CommVault Systems, Inc. (a)	9,853
166	Concur Technologies, Inc. (a)	21,014
878	Electronic Arts, Inc. (a) (m)	31,273
355	Guidewire Software, Inc. (a)	15,758
151	Mobileye N.V., (Israel) (a)	8,108
289	ServiceNow, Inc. (a)	16,958
179	Tableau Software, Inc., Class A (a)	13,012
187	Workday, Inc., Class A (a)	15,411

		159,295

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Technology Hardware, Storage & Peripherals — 1.0%
206	SanDisk Corp.	20,197

	Total Information Technology	510,510

	Materials — 2.6%
	Chemicals — 1.6%
157	Sherwin-Williams Co. (The)	34,359

	Construction Materials — 1.0%
201	Eagle Materials, Inc.	20,478

	Total Materials	54,837

	Total Common Stocks (Cost $1,574,260)	2,130,028

Short-Term Investment — 0.7%
	Investment Company — 0.7%
14,648	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $14,648)	14,648

	Total Investments — 100.1% (Cost $1,588,908)	2,144,676
	Liabilities in Excess of Other Assets — (0.1)%	(2,103)

	NET ASSETS — 100.0%	$2,142,573

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$596,022
Aggregate gross unrealized depreciation	(40,254)

Net unrealized appreciation/depreciation	$555,768

Federal income tax cost of investments	$1,588,908

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$2,144,676	$—	$—	$2,144,676

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers between any levels during the period ended September 30, 2014.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 101.9% (j)
	Common Stocks — 90.5%
	Consumer Discretionary — 16.0%
	Diversified Consumer Services — 1.9%
81	Apollo Education Group, Inc. (a)	2,028
96	DeVry Education Group, Inc.	4,103
64	H&R Block, Inc.	1,979

		8,110

	Hotels, Restaurants & Leisure — 2.0%
140	Burger King Worldwide, Inc.	4,155
45	MGM Resorts International (a)	1,015
48	Royal Caribbean Cruises Ltd.	3,255

		8,425

	Household Durables — 1.7%
57	Jarden Corp. (a)	3,409
1	NVR, Inc. (a)	791
162	PulteGroup, Inc.	2,855

		7,055

	Internet & Catalog Retail — 0.4%
19	Expedia, Inc.	1,632

	Media — 2.6%
31	Gannett Co., Inc.	909
99	Live Nation Entertainment, Inc. (a)	2,366
25	Omnicom Group, Inc.	1,694
8	Regal Entertainment Group, Class A	155
53	Starz, Series A (a)	1,762
50	Viacom, Inc., Class B	3,830

		10,716

	Multiline Retail — 1.6%
23	Dillard’s, Inc., Class A	2,497
69	Macy’s, Inc.	4,036

		6,533

	Specialty Retail — 4.4%
114	Best Buy Co., Inc.	3,833
42	Foot Locker, Inc.	2,358
78	GameStop Corp., Class A	3,216
139	Guess?, Inc.	3,063
54	Lowe’s Cos., Inc.	2,879
240	Staples, Inc.	2,899

		18,248

	Textiles, Apparel & Luxury Goods — 1.4%
27	Deckers Outdoor Corp. (a)	2,665
31	Hanesbrands, Inc.	3,366

		6,031

	Total Consumer Discretionary	66,750

	Consumer Staples — 7.0%
	Beverages — 1.0%
55	Molson Coors Brewing Co., Class B	4,104

	Food & Staples Retailing — 1.3%
79	Kroger Co. (The)	4,098
267	Rite Aid Corp. (a)	1,291

		5,389

	Food Products — 2.7%
93	Archer-Daniels-Midland Co.	4,777
135	Pilgrim’s Pride Corp. (a)	4,132
58	Tyson Foods, Inc., Class A	2,279

		11,188

	Household Products — 1.0%
34	Energizer Holdings, Inc.	4,155

	Personal Products — 0.6%
59	Herbalife Ltd.	2,574

	Tobacco — 0.4%
30	Lorillard, Inc.	1,778

	Total Consumer Staples	29,188

	Energy — 4.3%
	Energy Equipment & Services — 2.0%
21	Baker Hughes, Inc.	1,392
117	Patterson-UTI Energy, Inc.	3,820
98	Superior Energy Services, Inc.	3,219

		8,431

	Oil, Gas & Consumable Fuels — 2.3%
23	ConocoPhillips	1,780
64	Kosmos Energy Ltd., (Bermuda) (a)	640
6	Marathon Petroleum Corp.	519
25	Newfield Exploration Co. (a)	941
20	Tesoro Corp.	1,246
40	Valero Energy Corp.	1,830
13	Whiting Petroleum Corp. (a)	1,031
26	World Fuel Services Corp.	1,053
19	WPX Energy, Inc. (a)	446

		9,486

	Total Energy	17,917

	Financials — 4.1%
	Banks — 0.6%
94	KeyCorp	1,256
127	Regions Financial Corp.	1,278

		2,534

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Capital Markets — 1.3%
95	E*TRADE Financial Corp. (a)	2,144
68	Lazard Ltd., (Bermuda), Class A	3,429

		5,573

	Consumer Finance — 0.4%
25	Discover Financial Services	1,642

	Insurance — 0.7%
16	Aspen Insurance Holdings Ltd., (Bermuda)	701
3	Everest Re Group Ltd., (Bermuda)	524
19	Prudential Financial, Inc.	1,706

		2,931

	Real Estate Investment Trusts (REITs) — 1.1%
21	NorthStar Realty Finance Corp.	365
141	RLJ Lodging Trust	4,009

		4,374

	Total Financials	17,054

	Health Care — 11.9%
	Biotechnology — 2.3%
12	Amgen, Inc.	1,732
14	Gilead Sciences, Inc. (a)	1,511
23	United Therapeutics Corp. (a)	2,912
30	Vertex Pharmaceuticals, Inc. (a)	3,340

		9,495

	Health Care Equipment & Supplies — 2.7%
14	Becton, Dickinson and Co.	1,547
36	Boston Scientific Corp. (a)	426
50	Hologic, Inc. (a)	1,210
60	Medtronic, Inc.	3,741
53	Stryker Corp.	4,318

		11,242

	Health Care Providers & Services — 5.8%
10	Aetna, Inc.	786
59	Cardinal Health, Inc.	4,396
33	Cigna Corp.	2,987
54	Express Scripts Holding Co. (a)	3,807
70	Health Net, Inc. (a)	3,232
4	Laboratory Corp. of America Holdings (a)	384
64	Omnicare, Inc.	3,991
38	WellPoint, Inc.	4,570

		24,153

	Pharmaceuticals — 1.1%
154	Pfizer, Inc.	4,555

	Total Health Care	49,445

	Industrials — 14.4%
	Aerospace & Defense — 2.1%
15	Huntington Ingalls Industries, Inc.	1,555
38	Northrop Grumman Corp.	4,969
21	Raytheon Co.	2,091

		8,615

	Airlines — 1.0%
20	Alaska Air Group, Inc.	883
16	Delta Air Lines, Inc.	583
77	Southwest Airlines Co.	2,599

		4,065

	Commercial Services & Supplies — 1.7%
155	Pitney Bowes, Inc.	3,866
205	R.R. Donnelley & Sons Co.	3,372

		7,238

	Construction & Engineering — 1.6%
109	AECOM Technology Corp. (a)	3,680
19	Fluor Corp.	1,285
29	URS Corp.	1,665

		6,630

	Electrical Equipment — 0.9%
56	Regal-Beloit Corp.	3,624

	Machinery — 4.8%
131	Allison Transmission Holdings, Inc.	3,740
55	IDEX Corp.	3,982
47	Illinois Tool Works, Inc.	3,928
21	Oshkosh Corp.	937
35	Parker-Hannifin Corp.	3,955
38	SPX Corp.	3,565

		20,107

	Professional Services — 1.8%
34	Dun & Bradstreet Corp. (The)	3,962
51	Manpowergroup, Inc.	3,545

		7,507

	Road & Rail — 0.5%
31	Landstar System, Inc.	2,243

	Total Industrials	60,029

	Information Technology — 22.6%
	Communications Equipment — 2.3%
111	ARRIS Group, Inc. (a)	3,138
415	Brocade Communications Systems, Inc.	4,506
6	Harris Corp.	386
132	Polycom, Inc. (a)	1,617

		9,647

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Common Stocks — continued
	Internet Software & Services — 1.0%
9	eBay, Inc. (a)	493
4	Google, Inc., Class A (a)	2,236
27	VeriSign, Inc. (a)	1,502

		4,231

	IT Services — 5.2%
87	Amdocs Ltd.	4,009
80	Broadridge Financial Solutions, Inc.	3,348
42	Computer Sciences Corp.	2,572
35	DST Systems, Inc.	2,916
45	Global Payments, Inc.	3,131
40	Leidos Holdings, Inc.	1,386
20	Syntel, Inc. (a)	1,755
77	VeriFone Systems, Inc. (a)	2,659

		21,776

	Semiconductors & Semiconductor Equipment — 1.8%
110	Broadcom Corp., Class A	4,460
13	Lam Research Corp.	959
99	NVIDIA Corp.	1,823

		7,242

	Software — 7.6%
72	Activision Blizzard, Inc.	1,487
97	Aspen Technology, Inc. (a)	3,668
95	CA, Inc.	2,662
71	Cadence Design Systems, Inc. (a)	1,217
109	Electronic Arts, Inc. (a)	3,891
44	Intuit, Inc.	3,822
38	Microsoft Corp.	1,769
78	Oracle Corp.	2,986
110	PTC, Inc. (a)	4,070
188	Rovi Corp. (a)	3,704
97	Symantec Corp.	2,272

		31,548

	Technology Hardware, Storage & Peripherals — 4.7%
36	Apple, Inc.	3,587
121	Hewlett-Packard Co.	4,304
81	Lexmark International, Inc., Class A	3,445
93	NetApp, Inc.	3,997
42	Western Digital Corp.	4,130

		19,463

	Total Information Technology	93,907

	Materials — 4.5%
	Chemicals — 0.3%
25	Scotts Miracle-Gro Co. (The), Class A	1,368

	Containers & Packaging — 1.6%
24	Ball Corp.	1,530
110	Sealed Air Corp.	3,832
25	Silgan Holdings, Inc.	1,167

		6,529

	Metals & Mining — 1.9%
19	Reliance Steel & Aluminum Co.	1,292
43	Steel Dynamics, Inc.	969
94	United States Steel Corp.	3,692
50	Worthington Industries, Inc.	1,854

		7,807

	Paper & Forest Products — 0.7%
82	Domtar Corp., (Canada)	2,898

	Total Materials	18,602

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
124	AT&T, Inc.	4,373
97	CenturyLink, Inc.	3,954
266	Frontier Communications Corp.	1,729

	Total Telecommunication Services	10,056

	Utilities — 3.3%
	Gas Utilities — 0.9%
113	UGI Corp.	3,842

	Independent Power & Renewable Electricity Producers — 2.4%
293	AES Corp.	4,156
85	Calpine Corp. (a)	1,847
136	Dynegy, Inc. (a)	3,935

		9,938

	Total Utilities	13,780

	Total Common Stocks (Cost $321,195)	376,728

Short-Term Investment — 11.4%
	Investment Company— 11.4%
47,252	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $47,252 )	47,252

	Total Investments — 101.9% (Cost $368,447)	423,980
	Liabilities in Excess of Other Assets — (1.9)% (c)	(8,136)

	NET ASSETS — 100.0%	$415,844

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 88.4%
	Common Stocks — 88.4%
	Consumer Discretionary — 15.7%
	Distributors — 0.4%
70	LKQ Corp. (a)	1,853

	Hotels, Restaurants & Leisure — 4.1%
106	Carnival Corp.	4,271
7	McDonald’s Corp.	644
105	Norwegian Cruise Line Holdings Ltd. (a)	3,788
27	Panera Bread Co., Class A (a)	4,402
51	Starbucks Corp.	3,863

		16,968

	Household Durables — 0.8%
15	Mohawk Industries, Inc. (a)	2,016
47	Toll Brothers, Inc. (a)	1,472

		3,488

	Internet & Catalog Retail — 0.3%
202	Groupon, Inc. (a)	1,352

	Leisure Products — 0.2%
22	Mattel, Inc.	664

	Media — 3.0%
60	AMC Networks, Inc., Class A (a)	3,523
25	Charter Communications, Inc., Class A (a)	3,837
17	Lamar Advertising Co., Class A	837
66	Madison Square Garden Co. (The), Class A (a)	4,351

		12,548

	Specialty Retail — 5.4%
287	American Eagle Outfitters, Inc.	4,169
68	Cabela’s, Inc. (a)	3,989
64	CarMax, Inc. (a)	2,960
12	Restoration Hardware Holdings, Inc. (a)	971
33	Signet Jewelers Ltd., (Bermuda)	3,752
58	Tractor Supply Co.	3,547
25	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,920

		22,308

	Textiles, Apparel & Luxury Goods — 1.5%
115	Kate Spade & Co. (a)	3,020
27	PVH Corp.	3,247

		6,267

	Total Consumer Discretionary	65,448

	Consumer Staples — 7.0%
	Beverages — 1.0%
47	Brown-Forman Corp., Class B	4,273

	Food & Staples Retailing — 1.5%
71	Fresh Market, Inc. (The) (a)	2,497
63	United Natural Foods, Inc. (a)	3,847

		6,344

	Food Products — 3.3%
113	Darling Ingredients, Inc. (a)	2,072
205	Flowers Foods, Inc.	3,755
42	Hain Celestial Group, Inc. (The) (a)	4,296
51	McCormick & Co., Inc. (Non-Voting)	3,436

		13,559

	Household Products — 0.3%
14	Procter & Gamble Co. (The)	1,154

	Personal Products — 0.9%
52	Estee Lauder Cos., Inc. (The), Class A	3,914

	Total Consumer Staples	29,244

	Energy — 5.8%
	Energy Equipment & Services — 2.2%
31	Dresser-Rand Group, Inc. (a)	2,525
578	McDermott International, Inc. (a)	3,308
57	Seadrill Ltd., (Bermuda)	1,534
59	Transocean Ltd., (Switzerland)	1,875

		9,242

	Oil, Gas & Consumable Fuels — 3.6%
50	Antero Resources Corp. (a)	2,740
41	Cabot Oil & Gas Corp.	1,334
10	Concho Resources, Inc. (a)	1,201
92	CONSOL Energy, Inc.	3,467
47	Diamondback Energy, Inc. (a)	3,550
28	Golar LNG Ltd., (Bermuda)	1,873
55	Kodiak Oil & Gas Corp. (a)	740

		14,905

	Total Energy	24,147

	Financials — 4.1%
	Banks — 0.3%
10	M&T Bank Corp.	1,230

	Capital Markets — 0.6%
11	Artisan Partners Asset Management, Inc., Class A	579
22	T. Rowe Price Group, Inc.	1,733

		2,312

	Consumer Finance — 0.6%
278	SLM Corp.	2,383

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Diversified Financial Services — 0.4%
23	CME Group, Inc.	1,850

	Insurance — 1.1%
14	Cincinnati Financial Corp.	647
4	Markel Corp. (a)	2,751
151	MBIA, Inc. (a)	1,390

		4,788

	Real Estate Investment Trusts (REITs) — 0.4%
23	Crown Castle International Corp.	1,891

	Real Estate Management & Development — 0.2%
17	Realogy Holdings Corp. (a)	645

	Thrifts & Mortgage Finance — 0.5%
134	People’s United Financial, Inc.	1,938

	Total Financials	17,037

	Health Care — 10.4%
	Biotechnology — 1.6%
9	Alnylam Pharmaceuticals, Inc. (a)	734
94	Cepheid, Inc. (a)	4,152
10	Pharmacyclics, Inc. (a)	1,180
2	Regeneron Pharmaceuticals, Inc. (a)	577

		6,643

	Health Care Equipment & Supplies — 1.0%
19	Cooper Cos., Inc. (The)	2,893
16	Sirona Dental Systems, Inc. (a)	1,204

		4,097

	Health Care Providers & Services — 3.2%
62	Brookdale Senior Living, Inc. (a)	1,988
26	Catamaran Corp. (a)	1,084
22	Patterson Cos., Inc.	898
78	Team Health Holdings, Inc. (a)	4,509
84	Tenet Healthcare Corp. (a)	4,979

		13,458

	Health Care Technology — 0.7%
87	Allscripts Healthcare Solutions, Inc. (a)	1,168
12	athenahealth, Inc. (a)	1,564

		2,732

	Pharmaceuticals — 3.9%
71	Akorn, Inc. (a)	2,579
31	Eli Lilly & Co.	2,028
21	Hospira, Inc. (a)	1,081
21	Perrigo Co. plc, (Ireland)	3,104
18	Salix Pharmaceuticals Ltd. (a)	2,824
130	Zoetis, Inc.	4,787

		16,403

	Total Health Care	43,333

	Industrials — 16.6%
	Aerospace & Defense — 3.0%
20	B/E Aerospace, Inc. (a)	1,645
98	Hexcel Corp. (a)	3,877
13	Precision Castparts Corp.	3,053
59	Triumph Group, Inc.	3,815

		12,390

	Airlines — 0.5%
27	Spirit Airlines, Inc. (a)	1,891

	Building Products — 1.9%
68	Armstrong World Industries, Inc. (a)	3,810
52	Fortune Brands Home & Security, Inc.	2,134
61	Owens Corning	1,922

		7,866

	Commercial Services & Supplies — 3.7%
120	Copart, Inc. (a)	3,768
83	Iron Mountain, Inc.	2,723
58	Republic Services, Inc.	2,277
9	Rollins, Inc.	270
29	Stericycle, Inc. (a)	3,424
63	Waste Connections, Inc.	3,060

		15,522

	Construction & Engineering — 0.9%
108	Quanta Services, Inc. (a)	3,918

	Electrical Equipment — 0.3%
18	SolarCity Corp. (a)	1,091

	Machinery — 1.0%
142	Harsco Corp.	3,046
22	Timken Co.	932

		3,978

	Professional Services — 0.9%
63	Verisk Analytics, Inc., Class A (a)	3,838

	Road & Rail — 1.5%
15	Genesee & Wyoming, Inc., Class A (a)	1,435
24	Kansas City Southern	2,906
23	Ryder System, Inc.	2,059

		6,400

	Trading Companies & Distributors — 2.9%
89	Fastenal Co.	3,983

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Common Stocks — continued
	Trading Companies & Distributors — continued
48	MSC Industrial Direct Co., Inc., Class A	4,119
16	W.W. Grainger, Inc.	4,058

		12,160

	Total Industrials	69,054

	Information Technology — 19.9%
	Communications Equipment — 1.6%
16	F5 Networks, Inc. (a)	1,875
87	JDS Uniphase Corp. (a)	1,108
69	ViaSat, Inc. (a)	3,785

		6,768

	Electronic Equipment, Instruments & Components — 2.6%
28	Arrow Electronics, Inc. (a)	1,569
29	IPG Photonics Corp. (a)	1,978
121	National Instruments Corp.	3,757
115	Trimble Navigation Ltd. (a)	3,502

		10,806

	Internet Software & Services — 2.7%
27	CoStar Group, Inc. (a)	4,176
18	LinkedIn Corp., Class A (a)	3,662
109	Rackspace Hosting, Inc. (a)	3,545

		11,383

	IT Services — 4.6%
56	Accenture plc, (Ireland), Class A	4,572
47	Automatic Data Processing, Inc.	3,904
141	CoreLogic, Inc. (a)	3,805
17	FleetCor Technologies, Inc. (a)	2,366
103	Paychex, Inc.	4,542

		19,189

	Semiconductors & Semiconductor Equipment — 1.4%
230	Advanced Micro Devices, Inc. (a)	783
49	Avago Technologies Ltd., (Singapore)	4,282
30	SunEdison, Inc. (a)	567

		5,632

	Software — 5.0%
70	CommVault Systems, Inc. (a)	3,523
96	FireEye, Inc. (a)	2,925
83	Fortinet, Inc. (a)	2,088
50	NetSuite, Inc. (a)	4,454
5	Tableau Software, Inc., Class A (a)	378
27	Ultimate Software Group, Inc. (The) (a)	3,888
1,337	Zynga, Inc., Class A (a)	3,609

		20,865

	Technology Hardware, Storage & Peripherals — 2.0%
124	NCR Corp. (a)	4,129
33	Stratasys Ltd. (a)	3,991

		8,120

	Total Information Technology	82,763

	Materials — 4.1%
	Chemicals — 2.5%
21	Air Products & Chemicals, Inc.	2,683
60	FMC Corp.	3,411
32	Praxair, Inc.	4,140

		10,234

	Containers & Packaging — 0.5%
53	MeadWestvaco Corp.	2,186

	Metals & Mining — 1.1%
6	Allegheny Technologies, Inc.	223
51	Carpenter Technology Corp.	2,299
4	Nucor Corp.	233
36	Southern Copper Corp.	1,079
12	TimkenSteel Corp.	570

		4,404

	Total Materials	16,824

	Telecommunication Services — 1.4%
	Wireless Telecommunication Services — 1.4%
432	Sprint Corp. (a)	2,741
96	Telephone & Data Systems, Inc.	2,306
20	United States Cellular Corp. (a)	720

	Total Telecommunication Services	5,767

	Utilities — 3.4%
	Electric Utilities — 0.8%
49	Southern Co. (The)	2,157
35	Xcel Energy, Inc.	1,054

		3,211

	Multi-Utilities — 2.6%
53	Dominion Resources, Inc.	3,665
61	Integrys Energy Group, Inc.	3,938
79	NiSource, Inc.	3,247

		10,850

	Total Utilities	14,061

	Total Securities Sold Short (Proceeds $353,949)	$367,678

Percentages indicated are based on net assets.

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(26)	E-mini S&P 500	12/19/14	$(2,555)	$29
(37)	S&P Mid Cap 400	12/19/14	(5,052)	227

				$256

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,734
Aggregate gross unrealized depreciation	(7,201)

Net unrealized appreciation/depreciation	$55,533

Federal income tax cost of investments	$368,447

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$423,980	$—	$—	$423,980
Total Liabilities for Securities Sold Short (a)	$(367,678)	$—	$—	$(367,678)
Appreciation in Other Financial Instruments
Futures Contracts	$256	$—	$—	$256

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 15.7%
	Distributors — 0.8%
166	Pool Corp. (m)	8,946

	Diversified Consumer Services — 1.1%
758	2U, Inc. (a)	11,810

	Hotels, Restaurants & Leisure — 1.1%
1,063	Scientific Games Corp., Class A (a)	11,445

	Household Durables — 0.5%
412	TRI Pointe Homes, Inc. (a)	5,326

	Internet & Catalog Retail — 1.8%
397	Coupons.com, Inc. (a)	4,746
236	HomeAway, Inc. (a)	8,362
408	RetailMeNot, Inc. (a)	6,597

		19,705

	Specialty Retail — 6.6%
301	Container Store Group, Inc. (The) (a)	6,547
353	Five Below, Inc. (a)	14,000
537	Francesca’s Holdings Corp. (a)	7,484
137	Lithia Motors, Inc., Class A	10,400
270	Men’s Wearhouse, Inc. (The)	12,736
237	Penske Automotive Group, Inc. (m)	9,615
252	Vitamin Shoppe, Inc. (a)	11,199

		71,981

	Textiles, Apparel & Luxury Goods — 3.8%
215	Movado Group, Inc.	7,111
116	Skechers U.S.A., Inc., Class A (a)	6,197
543	Vera Bradley, Inc. (a)	11,225
65	Vince Holding Corp. (a)	1,974
594	Wolverine World Wide, Inc.	14,890

		41,397

	Total Consumer Discretionary	170,610

	Energy — 5.2%
	Energy Equipment & Services — 2.1%
115	Dril-Quip, Inc. (a)	10,321
396	Forum Energy Technologies, Inc. (a)	12,120

		22,441

	Oil, Gas & Consumable Fuels — 3.1%
275	Delek U.S. Holdings, Inc.	9,119
301	Eclipse Resources Corp. (a)	5,009
473	Laredo Petroleum, Inc. (a)	10,602
228	Oasis Petroleum, Inc. (a)	9,541

		34,271

	Total Energy	56,712

	Financials — 8.2%
	Banks — 1.6%
85	Signature Bank (a)	9,541
147	Texas Capital Bancshares, Inc. (a)	8,495

		18,036

	Capital Markets — 2.8%
45	Cohen & Steers, Inc.	1,745
365	Financial Engines, Inc.	12,490
434	FXCM, Inc., Class A	6,876
814	PennantPark Investment Corp.	8,876

		29,987

	Insurance — 0.6%
158	AmTrust Financial Services, Inc.	6,272

	Real Estate Investment Trusts (REITs) — 1.0%
89	EastGroup Properties, Inc. (m)	5,375
136	Highwoods Properties, Inc. (m)	5,284

		10,659

	Real Estate Management & Development — 1.0%
366	RE/MAX Holdings, Inc., Class A	10,882

	Thrifts & Mortgage Finance — 1.2%
184	BofI Holding, Inc. (a)	13,347

	Total Financials	89,183

	Health Care — 23.0%
	Biotechnology — 10.0%
288	ACADIA Pharmaceuticals, Inc. (a)	7,142
178	Acceleron Pharma, Inc. (a)	5,373
145	Aegerion Pharmaceuticals, Inc. (a)	4,832
334	Arrowhead Research Corp. (a)	4,934
132	Avalanche Biotechnologies, Inc. (a)	4,525
268	Chimerix, Inc. (a)	7,413
324	Exact Sciences Corp. (a)	6,273
714	Halozyme Therapeutics, Inc. (a)	6,500
443	Ignyta, Inc. (a)	3,568
471	Insmed, Inc. (a)	6,148
197	Intrexon Corp. (a)	3,666
110	Isis Pharmaceuticals, Inc. (a)	4,287
407	Keryx Biopharmaceuticals, Inc. (a)	5,590
177	Kite Pharma, Inc. (a)	5,039
237	Portola Pharmaceuticals, Inc. (a)	6,001
55	Puma Biotechnology, Inc. (a)	13,053
137	Receptos, Inc. (a)	8,531
728	Threshold Pharmaceuticals, Inc. (a)	2,629
176	Versartis, Inc. (a)	3,349

		108,853

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — 5.2%
832	GenMark Diagnostics, Inc. (a)	7,464
424	Insulet Corp. (a)	15,624
377	K2M Group Holdings, Inc. (a)	5,441
945	Novadaq Technologies, Inc., (Canada) (a)	11,988
836	Syneron Medical Ltd., (Israel) (a)	8,373
3,406	Unilife Corp. (a)	7,817

		56,707

	Health Care Providers & Services — 3.3%
353	Acadia Healthcare Co., Inc. (a)	17,129
283	Surgical Care Affiliates, Inc. (a)	7,554
177	WellCare Health Plans, Inc. (a)	10,669

		35,352

	Health Care Technology — 1.1%
417	Veeva Systems, Inc., Class A (a)	11,753

	Life Sciences Tools & Services — 1.6%
362	Bruker Corp. (a)	6,707
451	Fluidigm Corp. (a)	11,049

		17,756

	Pharmaceuticals — 1.8%
616	Nektar Therapeutics (a)	7,429
196	Revance Therapeutics, Inc. (a)	3,795
249	Sagent Pharmaceuticals, Inc. (a)	7,743

		18,967

	Total Health Care	249,388

	Industrials — 21.9%
	Aerospace & Defense — 1.8%
226	HEICO Corp. (m)	10,531
218	Hexcel Corp. (a) (m)	8,655

		19,186

	Air Freight & Logistics — 1.2%
347	XPO Logistics, Inc. (a)	13,081

	Airlines — 1.1%
177	Spirit Airlines, Inc. (a)	12,234

	Building Products — 2.7%
304	Fortune Brands Home & Security, Inc.	12,480
43	Norcraft Cos., Inc. (a)	690
470	Trex Co., Inc. (a)	16,240

		29,410

	Electrical Equipment — 3.1%
176	Acuity Brands, Inc.	20,698
213	Generac Holdings, Inc. (a)	8,635
535	TCP International Holdings Ltd., (Switzerland) (a)	4,075

		33,408

	Industrial Conglomerates — 1.2%
167	Carlisle Cos., Inc. (m)	13,456

	Machinery — 3.2%
149	Graco, Inc. (m)	10,871
265	Middleby Corp. (The) (a)	23,379

		34,250

	Marine — 1.3%
121	Kirby Corp. (a)	14,254

	Road & Rail — 2.1%
397	Marten Transport Ltd.	7,064
216	Old Dominion Freight Line, Inc. (a)	15,283

		22,347

	Trading Companies & Distributors — 4.2%
93	DXP Enterprises, Inc. (a)	6,837
110	MSC Industrial Direct Co., Inc., Class A	9,367
437	Rush Enterprises, Inc., Class A (a)	14,607
171	Watsco, Inc. (m)	14,765

		45,576

	Total Industrials	237,202

	Information Technology — 23.1%
	Communications Equipment — 4.3%
564	Aruba Networks, Inc. (a)	12,174
483	Ciena Corp. (a) (m)	8,075
973	Infinera Corp. (a)	10,377
83	Palo Alto Networks, Inc. (a)	8,168
597	Ruckus Wireless, Inc. (a)	7,974

		46,768

	Electronic Equipment, Instruments & Components — 0.7%
101	FEI Co. (m)	7,617

	Internet Software & Services — 7.9%
263	ChannelAdvisor Corp. (a)	4,321
285	Cornerstone OnDemand, Inc. (a)	9,803
90	CoStar Group, Inc. (a)	13,927
290	Dealertrack Technologies, Inc. (a)	12,578
250	Demandware, Inc. (a)	12,713
381	Envestnet, Inc. (a)	17,160
302	Marketo, Inc. (a)	9,762
102	Trulia, Inc. (a)	4,993

		85,257

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 3.3%
205	Cavium, Inc. (a)	10,189
853	Inphi Corp. (a)	12,266
300	Monolithic Power Systems, Inc.	13,223

		35,678

	Software — 5.8%
532	A10 Networks, Inc. (a)	4,850
176	CommVault Systems, Inc. (a)	8,876
273	FleetMatics Group plc, (Ireland) (a)	8,324
457	Fortinet, Inc. (a)	11,537
282	Guidewire Software, Inc. (a)	12,502
179	Imperva, Inc. (a)	5,149
167	Tableau Software, Inc., Class A (a)	12,142

		63,380

	Technology Hardware, Storage & Peripherals — 1.1%
466	Nimble Storage, Inc. (a)	12,100

	Total Information Technology	250,800

	Materials — 1.3%
	Construction Materials — 1.3%
142	Eagle Materials, Inc.	14,499

	Telecommunication Services — 1.0%
	Wireless Telecommunication Services — 1.0%
647	Boingo Wireless, Inc. (a)	4,614
457	RingCentral, Inc., Class A (a)	5,814

	Total Telecommunication Services	10,428

	Total Common Stocks (Cost $871,794)	1,078,822

Short-Term Investment — 0.7%
	Investment Company — 0.7%
7,658	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $7,658)	7,658

	Total Investments — 100.1% (Cost $879,452)	1,086,480
	Liabilities in Excess of Other Assets — (0.1)%	(694)

	NET ASSETS — 100.0%	$1,085,786

Percentages indicated are based on net assets.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$277,648
Aggregate gross unrealized depreciation	(70,620)

Net unrealized appreciation/depreciation	$207,028

Federal income tax cost of investments	$879,452

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,086,480	$—	$—	$1,086,480

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Consumer Discretionary — 8.6%
	Auto Components — 1.2%
710	Dana Holding Corp.	13,609
98	Fuel Systems Solutions, Inc. (a)	875
59	Spartan Motors, Inc.	274
215	Stoneridge, Inc. (a)	2,421
55	Superior Industries International, Inc.	969

		18,148

	Distributors — 0.0%
78	VOXX International Corp. (a)	729

	Diversified Consumer Services — 0.5%
70	2U, Inc. (a)	1,095
39	Chegg, Inc. (a)	242
120	K12, Inc. (a)	1,915
231	Regis Corp.	3,690

		6,942

	Hotels, Restaurants & Leisure — 0.5%
4	Biglari Holdings, Inc. (a)	1,223
51	Einstein Noah Restaurant Group, Inc.	1,036
192	Isle of Capri Casinos, Inc. (a)	1,438
17	Jack in the Box, Inc.	1,139
242	Ruth’s Hospitality Group, Inc.	2,668
29	Scientific Games Corp., Class A (a)	309

		7,813

	Household Durables — 0.6%
85	CSS Industries, Inc.	2,068
24	GoPro, Inc., Class A (a)	2,258
84	Leggett & Platt, Inc.	2,944
28	Lifetime Brands, Inc.	426
13	NACCO Industries, Inc., Class A	656
71	Skullcandy, Inc. (a)	551

		8,903

	Internet & Catalog Retail — 0.3%
36	Coupons.com, Inc. (a)	429
419	Orbitz Worldwide, Inc. (a)	3,295

		3,724

	Media — 0.5%
36	AH Belo Corp., Class A	380
160	Entercom Communications Corp., Class A (a)	1,287
304	Journal Communications, Inc., Class A (a)	2,559
249	Lee Enterprises, Inc. (a)	841
310	McClatchy Co. (The), Class A (a)	1,041
8	Saga Communications, Inc., Class A	266
28	Sizmek, Inc. (a)	220
55	Townsquare Media, Inc. (a)	657

		7,251

	Multiline Retail — 0.9%
142	Bon-Ton Stores, Inc. (The)	1,185
110	Dillard’s, Inc., Class A	12,021

		13,206

	Specialty Retail — 2.8%
566	Barnes & Noble, Inc. (a)	11,175
273	Brown Shoe Co., Inc.	7,396
240	Children’s Place, Inc. (The)	11,453
194	Guess?, Inc.	4,251
957	hhgregg, Inc. (a)	6,037

		40,312

	Textiles, Apparel & Luxury Goods — 1.3%
406	Iconix Brand Group, Inc. (a)	15,005
142	Unifi, Inc. (a)	3,678

		18,683

	Total Consumer Discretionary	125,711

	Consumer Staples — 3.2%
	Food & Staples Retailing — 1.2%
102	Pantry, Inc. (The) (a)	2,053
2,277	Rite Aid Corp. (a)	11,019
106	Roundy’s, Inc.	318
161	Smart & Final Stores, Inc. (a)	2,320
75	SpartanNash Co.	1,455

		17,165

	Food Products — 1.0%
387	Chiquita Brands International, Inc. (a)	5,498
21	Farmer Bros Co. (a)	617
92	Fresh Del Monte Produce, Inc.	2,925
7	John B Sanfilippo & Son, Inc.	217
134	Pinnacle Foods, Inc.	4,375
5	Sanderson Farms, Inc.	422
19	Seneca Foods Corp., Class A (a)	532

		14,586

	Household Products — 0.3%
442	Central Garden & Pet Co., Class A (a)	3,557

	Tobacco — 0.7%
166	Alliance One International, Inc. (a)	327
232	Universal Corp.	10,307

		10,634

	Total Consumer Staples	45,942

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 6.9%
	Energy Equipment & Services — 3.0%
60	Dawson Geophysical Co.	1,089
216	Exterran Holdings, Inc.	9,584
655	Helix Energy Solutions Group, Inc. (a)	14,447
44	Key Energy Services, Inc. (a)	212
41	Mitcham Industries, Inc. (a)	455
32	Natural Gas Services Group, Inc. (a)	780
274	Parker Drilling Co. (a)	1,354
593	Pioneer Energy Services Corp. (a)	8,317
99	SEACOR Holdings, Inc. (a)	7,405

		43,643

	Oil, Gas & Consumable Fuels — 3.9%
4	Adams Resources & Energy, Inc.	168
691	Cloud Peak Energy, Inc. (a)	8,719
240	Comstock Resources, Inc.	4,465
189	Frontline Ltd., (Bermuda) (a)	238
401	Midstates Petroleum Co., Inc. (a)	2,025
31	Pacific Ethanol, Inc. (a)	427
649	Penn Virginia Corp. (a)	8,254
92	Renewable Energy Group, Inc. (a)	934
95	REX American Resources Corp. (a)	6,938
146	Stone Energy Corp. (a)	4,591
835	VAALCO Energy, Inc. (a)	7,097
245	W&T Offshore, Inc.	2,690
282	Warren Resources, Inc. (a)	1,495
207	Western Refining, Inc.	8,675

		56,716

	Total Energy	100,359

	Financials — 36.2%
	Banks — 14.3%
87	1st Source Corp.	2,481
20	1st United Bancorp, Inc.	169
6	American National Bankshares, Inc.	130
64	BancFirst Corp.	4,023
332	BancorpSouth, Inc.	6,678
145	Bank of Hawaii Corp.	8,254
55	Banner Corp.	2,104
314	BBCN Bancorp, Inc.	4,574
17	Bridge Capital Holdings (a)	389
183	Capital Bank Financial Corp., Class A (a)	4,363
74	Cascade Bancorp (a)	373
183	Cathay General Bancorp	4,546
321	Central Pacific Financial Corp.	5,748
7	Century Bancorp, Inc., Class A	249
64	Chemical Financial Corp.	1,729
17	Citizens & Northern Corp.	325
128	City Holding Co.	5,409
87	CoBiz Financial, Inc.	969
48	Columbia Banking System, Inc.	1,202
120	Community Bank System, Inc.	4,041
108	Community Trust Bancorp, Inc.	3,648
19	ConnectOne Bancorp, Inc.	354
14	East West Bancorp, Inc.	474
62	Financial Institutions, Inc.	1,389
27	First Bancorp	431
1,133	First BanCorp, (Puerto Rico) (a)	5,384
368	First Busey Corp.	2,051
7	First Citizens BancShares, Inc., Class A	1,581
1,129	First Commonwealth Financial Corp.	9,476
22	First Community Bancshares, Inc.	310
126	First Financial Bancorp	1,993
67	First Financial Bankshares, Inc.	1,867
103	First Interstate BancSystem, Inc.	2,737
140	Flushing Financial Corp.	2,552
413	FNB Corp.	4,952
188	Glacier Bancorp, Inc.	4,872
33	Great Southern Bancorp, Inc.	986
23	Guaranty Bancorp	313
295	Hancock Holding Co.	9,465
48	Heartland Financial USA, Inc.	1,149
22	Heritage Financial Corp.	341
46	Hudson Valley Holding Corp.	841
55	Lakeland Bancorp, Inc.	534
25	Lakeland Financial Corp.	930
172	MainSource Financial Group, Inc.	2,968
106	MB Financial, Inc.	2,942
52	Metro Bancorp, Inc. (a)	1,271
42	National Penn Bancshares, Inc.	403
500	OFG Bancorp, (Puerto Rico)	7,486
33	OmniAmerican Bancorp, Inc.	868
70	Pacific Continental Corp.	893
138	PacWest Bancorp	5,698
16	Preferred Bank (a)	349
18	Republic Bancorp, Inc., Class A	415
19	S&T Bancorp, Inc.	453
15	Sierra Bancorp	255
67	Simmons First National Corp., Class A	2,577
142	Southwest Bancorp, Inc.	2,321

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
11	Stock Yards Bancorp, Inc.	334
15	Suffolk Bancorp	297
649	Susquehanna Bancshares, Inc.	6,489
391	TCF Financial Corp.	6,077
35	Tompkins Financial Corp.	1,552
128	Trustmark Corp.	2,939
166	UMB Financial Corp.	9,061
524	Umpqua Holdings Corp.	8,623
374	Union Bankshares Corp.	8,636
54	Valley National Bancorp	528
34	Washington Trust Bancorp, Inc.	1,112
99	Webster Financial Corp.	2,891
37	West Bancorporation, Inc.	520
160	Westamerica Bancorporation	7,462
590	Wilshire Bancorp, Inc.	5,448

		207,254

	Capital Markets — 1.2%
92	Arlington Asset Investment Corp., Class A	2,325
641	Cowen Group, Inc., Class A (a)	2,404
31	GAMCO Investors, Inc., Class A	2,158
409	Investment Technology Group, Inc. (a)	6,440
59	Janus Capital Group, Inc.	864
50	Oppenheimer Holdings, Inc., Class A	1,004
42	Piper Jaffray Cos. (a)	2,199

		17,394

	Consumer Finance — 0.9%
98	Nelnet, Inc., Class A	4,206
130	World Acceptance Corp. (a)	8,802

		13,008

	Diversified Financial Services — 0.1%
83	Marlin Business Services Corp.	1,524

	Insurance — 4.8%
340	American Equity Investment Life Holding Co.	7,772
30	Arch Capital Group Ltd., (Bermuda) (a)	1,649
99	Argo Group International Holdings Ltd., (Bermuda)	4,995
844	CNO Financial Group, Inc.	14,313
10	Global Indemnity plc, (Ireland) (a)	257
65	Hallmark Financial Services (a)	668
208	Horace Mann Educators Corp.	5,927
195	Meadowbrook Insurance Group, Inc.	1,143
183	Platinum Underwriters Holdings Ltd., (Bermuda)	11,145
96	Primerica, Inc.	4,644
155	ProAssurance Corp.	6,848
57	StanCorp Financial Group, Inc.	3,570
280	Symetra Financial Corp.	6,537

		69,468

	Real Estate Investment Trusts (REITs) — 12.8%
20	American Assets Trust, Inc.	673
2,039	Anworth Mortgage Asset Corp.	9,764
174	Apartment Investment & Management Co., Class A	5,547
116	Ashford Hospitality Prime, Inc.	1,767
580	Ashford Hospitality Trust, Inc.	5,930
961	Capstead Mortgage Corp.	11,767
372	CBL & Associates Properties, Inc.	6,652
429	Chambers Street Properties	3,230
296	CoreSite Realty Corp.	9,716
487	CubeSmart	8,753
1,919	CYS Investments, Inc.	15,814
1,690	DCT Industrial Trust, Inc.	12,693
282	DiamondRock Hospitality Co.	3,574
232	Education Realty Trust, Inc.	2,389
67	EPR Properties	3,375
629	FelCor Lodging Trust, Inc.	5,885
111	First Industrial Realty Trust, Inc.	1,884
432	First Potomac Realty Trust	5,076
73	Getty Realty Corp.	1,241
65	Gladstone Commercial Corp.	1,099
27	Glimcher Realty Trust	366
303	Government Properties Income Trust	6,647
52	Highwoods Properties, Inc.	2,011
58	Home Properties, Inc.	3,395
141	Hospitality Properties Trust	3,786
70	LaSalle Hotel Properties	2,400
87	LTC Properties, Inc.	3,220
13	Mid-America Apartment Communities, Inc.	839
133	Parkway Properties, Inc.	2,505
114	Pebblebrook Hotel Trust	4,249
202	Pennsylvania Real Estate Investment Trust	4,032
270	Potlatch Corp.	10,845
32	PS Business Parks, Inc.	2,406
837	RAIT Financial Trust	6,217
137	Redwood Trust, Inc.	2,270
67	Strategic Hotels & Resorts, Inc. (a)	778
383	Sunstone Hotel Investors, Inc.	5,295

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
12	Taubman Centers, Inc.	883
43	Urstadt Biddle Properties, Inc., Class A	865
261	Washington Real Estate Investment Trust	6,616

		186,454

	Real Estate Management & Development — 1.0%
181	Alexander & Baldwin, Inc.	6,521
136	Forestar Group, Inc. (a)	2,410
319	St. Joe Co. (The) (a)	6,350

		15,281

	Thrifts & Mortgage Finance — 1.1%
21	BankFinancial Corp.	222
86	Beneficial Mutual Bancorp, Inc. (a)	1,100
164	Charter Financial Corp.	1,758
27	ESB Financial Corp.	313
29	First Financial Northwest, Inc.	291
24	Fox Chase Bancorp, Inc.	388
13	Kearny Financial Corp. (a)	171
87	Northfield Bancorp, Inc.	1,179
50	OceanFirst Financial Corp.	791
235	Ocwen Financial Corp. (a)	6,142
14	Territorial Bancorp, Inc.	284
86	United Financial Bancorp, Inc.	1,089
23	WSFS Financial Corp.	1,611

		15,339

	Total Financials	525,722

	Health Care — 5.4%
	Biotechnology — 1.6%
74	Agios Pharmaceuticals, Inc. (a)	4,540
21	Applied Genetic Technologies Corp. (a)	383
71	Ardelyx, Inc. (a)	1,003
99	Auspex Pharmaceuticals, Inc. (a)	2,528
22	Avalanche Biotechnologies, Inc. (a)	756
85	Cara Therapeutics, Inc. (a)	716
50	Dicerna Pharmaceuticals, Inc. (a)	633
74	Eleven Biotherapeutics, Inc. (a)	821
36	Epizyme, Inc. (a)	981
18	Foundation Medicine, Inc. (a)	332
42	Immune Design Corp. (a)	749
128	Insmed, Inc. (a)	1,666
17	Karyopharm Therapeutics, Inc. (a)	587
31	Kite Pharma, Inc. (a)	889
42	MacroGenics, Inc. (a)	876
115	Radius Health, Inc. (a)	2,409
15	Sage Therapeutics, Inc. (a)	460
34	Ultragenyx Pharmaceutical, Inc. (a)	1,930
103	Verastem, Inc. (a)	878
29	Zafgen, Inc. (a)	578

		23,715

	Health Care Equipment & Supplies — 1.4%
36	Inogen, Inc. (a)	738
79	NuVasive, Inc. (a)	2,769
349	PhotoMedex, Inc. (a)	2,163
67	Roka Bioscience, Inc. (a)	674
174	SurModics, Inc. (a)	3,160
185	Symmetry Medical, Inc. (a)	1,869
349	Thoratec Corp. (a)	9,337
33	TriVascular Technologies, Inc. (a)	482

		21,192

	Health Care Providers & Services — 1.6%
198	Amedisys, Inc. (a)	3,988
56	Centene Corp. (a)	4,607
589	Cross Country Healthcare, Inc. (a)	5,469
22	HealthEquity, Inc. (a)	396
85	LHC Group, Inc. (a)	1,981
168	PharMerica Corp. (a)	4,102
100	Triple-S Management Corp., (Puerto Rico), Class B (a)	1,980
73	Trupanion, Inc. (a)	622

		23,145

	Health Care Technology — 0.2%
20	Imprivata, Inc. (a)	306
130	MedAssets, Inc. (a)	2,689

		2,995

	Pharmaceuticals — 0.6%
17	Achaogen, Inc. (a)	154
175	Amphastar Pharmaceuticals, Inc. (a)	2,039
109	Catalent, Inc. (a)	2,723
43	Egalet Corp. (a)	242
19	Intersect ENT, Inc. (a)	287
13	Mallinckrodt plc (a)	1,146
53	Revance Therapeutics, Inc. (a)	1,019
17	ZS Pharma, Inc. (a)	671

		8,281

	Total Health Care	79,328

	Industrials — 14.1%
	Aerospace & Defense — 1.2%
505	AAR Corp.	12,198

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
192	Engility Holdings, Inc. (a)	5,982

		18,180

	Airlines — 0.6%
72	Alaska Air Group, Inc.	3,135
231	Republic Airways Holdings, Inc. (a)	2,570
409	SkyWest, Inc.	3,179

		8,884

	Building Products — 0.6%
374	Gibraltar Industries, Inc. (a)	5,126
141	PGT, Inc. (a)	1,314
63	Trex Co., Inc. (a)	2,188

		8,628

	Commercial Services & Supplies — 3.4%
156	ABM Industries, Inc.	3,997
1,022	ACCO Brands Corp. (a)	7,049
666	ARC Document Solutions, Inc. (a)	5,394
1,666	Cenveo, Inc. (a)	4,115
22	Ennis, Inc.	286
43	G&K Services, Inc., Class A	2,387
105	HNI Corp.	3,761
65	Kimball International, Inc., Class B	978
76	Performant Financial Corp. (a)	617
256	Quad/Graphics, Inc.	4,936
148	R.R. Donnelley & Sons Co.	2,430
223	Steelcase, Inc., Class A	3,604
269	United Stationers, Inc.	10,088

		49,642

	Construction & Engineering — 1.4%
217	Argan, Inc.	7,244
124	Comfort Systems USA, Inc.	1,684
271	EMCOR Group, Inc.	10,829

		19,757

	Electrical Equipment — 0.1%
53	GrafTech International Ltd. (a)	241
125	LSI Industries, Inc.	758
16	Polypore International, Inc. (a)	619

		1,618

	Machinery — 3.1%
84	AGCO Corp.	3,832
479	Briggs & Stratton Corp.	8,639
304	Douglas Dynamics, Inc.	5,934
177	Federal Signal Corp.	2,342
47	FreightCar America, Inc.	1,572
57	Hurco Cos., Inc.	2,143
61	Hyster-Yale Materials Handling, Inc.	4,369
117	Kadant, Inc.	4,553
261	Mueller Water Products, Inc., Class A	2,159
79	Standex International Corp.	5,864
164	Wabash National Corp. (a)	2,181
18	Watts Water Technologies, Inc., Class A	1,072

		44,660

	Marine — 0.5%
52	International Shipholding Corp.	923
229	Matson, Inc.	5,737

		6,660

	Professional Services — 1.5%
142	Barrett Business Services, Inc.	5,611
348	FTI Consulting, Inc. (a)	12,170
29	Paylocity Holding Corp. (a)	576
159	RPX Corp. (a)	2,183
40	VSE Corp.	1,961

		22,501

	Road & Rail — 1.0%
4	AMERCO	1,074
190	ArcBest Corp.	7,102
44	Celadon Group, Inc.	859
19	PAM Transportation Services, Inc. (a)	696
199	Quality Distribution, Inc. (a)	2,543
97	USA Truck, Inc. (a)	1,700

		13,974

	Trading Companies & Distributors — 0.7%
220	Applied Industrial Technologies, Inc.	10,022

	Total Industrials	204,526

	Information Technology — 11.7%
	Communications Equipment — 1.6%
185	Black Box Corp.	4,305
74	Calix, Inc. (a)	706
133	Comtech Telecommunications Corp.	4,952
620	Emulex Corp. (a)	3,063
340	Harmonic, Inc. (a)	2,157
607	Polycom, Inc. (a)	7,451

		22,634

	Electronic Equipment, Instruments & Components — 2.0%
16	Anixter International, Inc.	1,315
339	Benchmark Electronics, Inc. (a)	7,523
85	Coherent, Inc. (a)	5,235

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
146	Insight Enterprises, Inc. (a)	3,299
12	Multi-Fineline Electronix, Inc. (a)	113
138	Newport Corp. (a)	2,436
90	ScanSource, Inc. (a)	3,113
70	Tech Data Corp. (a)	4,126
125	Vishay Intertechnology, Inc.	1,792

		28,952

	Internet Software & Services — 0.7%
26	Amber Road, Inc. (a)	458
89	Benefitfocus, Inc. (a)	2,408
550	EarthLink Holdings Corp.	1,882
44	Five9, Inc. (a)	290
556	Intralinks Holdings, Inc. (a)	4,501
2	OPOWER, Inc. (a)	45
4	Q2 Holdings, Inc. (a)	56

		9,640

	IT Services — 2.1%
116	CSG Systems International, Inc.	3,038
31	EVERTEC, Inc., (Puerto Rico)	681
54	Global Cash Access Holdings, Inc. (a)	364
51	Hackett Group, Inc. (The)	303
113	ManTech International Corp., Class A	3,053
437	MoneyGram International, Inc. (a)	5,485
328	NeuStar, Inc., Class A (a)	8,142
110	Sykes Enterprises, Inc. (a)	2,204
329	Unisys Corp. (a)	7,697

		30,967

	Semiconductors & Semiconductor Equipment — 3.2%
418	Amkor Technology, Inc. (a)	3,519
249	DSP Group, Inc. (a)	2,206
91	First Solar, Inc. (a)	6,008
127	GT Advanced Technologies, Inc. (a)	1,378
59	IXYS Corp.	615
69	Pericom Semiconductor Corp. (a)	675
271	Photronics, Inc. (a)	2,178
506	RF Micro Devices, Inc. (a)	5,837
633	Spansion, Inc., Class A (a)	14,422
120	SunPower Corp. (a)	4,049
112	Ultra Clean Holdings, Inc. (a)	998
408	Xcerra Corp. (a)	3,995

		45,880

	Software — 1.8%
162	A10 Networks, Inc. (a)	1,471
135	Actuate Corp. (a)	525
122	Aspen Technology, Inc. (a)	4,617
57	Fair Isaac Corp.	3,113
37	Globant S.A., (Luxembourg) (a)	523
49	Paycom Software, Inc. (a)	817
41	Rubicon Project, Inc. (The) (a)	483
369	Take-Two Interactive Software, Inc. (a)	8,518
135	TeleCommunication Systems, Inc., Class A (a)	376
450	TiVo, Inc. (a)	5,755
25	TubeMogul, Inc. (a)	282
14	Varonis Systems, Inc. (a)	293

		26,773

	Technology Hardware, Storage & Peripherals — 0.3%
402	Avid Technology, Inc. (a)	4,064
586	Quantum Corp. (a)	680

		4,744

	Total Information Technology	169,590

	Materials — 3.8%
	Chemicals — 1.4%
177	Minerals Technologies, Inc.	10,898
248	Olin Corp.	6,270
129	Tredegar Corp.	2,378

		19,546

	Containers & Packaging — 0.6%
559	Graphic Packaging Holding Co. (a)	6,948
131	Myers Industries, Inc.	2,318

		9,266

	Metals & Mining — 1.0%
168	AM Castle & Co. (a)	1,437
5	Ampco-Pittsburgh Corp.	103
238	Coeur Mining, Inc. (a)	1,180
51	Olympic Steel, Inc.	1,057
35	Schnitzer Steel Industries, Inc., Class A	839
277	Worthington Industries, Inc.	10,303

		14,919

	Paper & Forest Products — 0.8%
112	Domtar Corp., (Canada)	3,931
33	PH Glatfelter Co.	731
115	Resolute Forest Products, Inc., (Canada) (a)	1,802
129	Schweitzer-Mauduit International, Inc.	5,329

		11,793

	Total Materials	55,524

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
102	FairPoint Communications, Inc. (a)	1,553
490	Inteliquent, Inc.	6,103
41	magicJack VocalTec Ltd., (Israel) (a)	404
474	Vonage Holdings Corp. (a)	1,555

	Total Telecommunication Services	9,615

	Utilities — 5.7%
	Electric Utilities — 2.2%
263	El Paso Electric Co.	9,623
126	PNM Resources, Inc.	3,139
545	Portland General Electric Co.	17,515
46	Unitil Corp.	1,421

		31,698

	Gas Utilities — 1.6%
75	AGL Resources, Inc.	3,865
27	Chesapeake Utilities Corp.	1,131
228	Laclede Group, Inc. (The)	10,588
40	Piedmont Natural Gas Co., Inc.	1,355
133	Southwest Gas Corp.	6,476

		23,415

	Independent Power & Renewable Electricity Producers — 0.6%
1,454	Atlantic Power Corp.	3,460
130	Dynegy, Inc. (a)	3,758
23	TerraForm Power, Inc., Class A (a)	658

		7,876

	Multi-Utilities — 1.2%
305	Avista Corp.	9,321
191	NorthWestern Corp.	8,664

		17,985

	Water Utilities — 0.1%
57	California Water Service Group	1,277

	Total Utilities	82,251

	Total Common Stocks (Cost $1,227,789)	1,398,568

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
5,165	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $5,166)	5,167

SHARES
Short-Term Investment — 3.2%
	Investment Company — 3.2%
47,171	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $47,171)	47,171

	Total Investments — 99.9% (Cost $1,280,126)	1,450,906
	Other Assets in Excess of Liabilities — 0.1%	1,979

	NET ASSETS — 100.0%	$1,452,885

Percentages indicated are based on net assets.

JPMorgan Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
459	E-mini Russell 2000	12/19/14	$50,334	$(2,869)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,544
Aggregate gross unrealized depreciation	(74,764)

Net unrealized appreciation/depreciation	$170,780

Federal income tax cost of investments	$1,280,126

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,445,739	$5,167	$—	$1,450,906
Depreciation in Other Financial Instruments
Futures Contracts	$(2,869)	$—	$—	$(2,869)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2014